UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Capital & Income Fund

January 31, 2018

CAI-QTLY-0318
1.813054.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 57.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.7%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (a)	$2,689	$1,775
Broadcasting - 0.7%
DISH Network Corp. 3.375% 8/15/26	75,310	79,969

TOTAL CONVERTIBLE BONDS		81,744

Nonconvertible Bonds - 57.1%
Aerospace - 0.8%
DAE Funding LLC:
4% 8/1/20 (b)	6,960	6,960
4.5% 8/1/22 (b)	8,695	8,652
5% 8/1/24 (b)	11,980	11,890
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)	10,820	11,618
KLX, Inc. 5.875% 12/1/22 (b)	27,955	29,108
TransDigm, Inc.:
6.375% 6/15/26	23,020	23,624
6.5% 5/15/25	12,195	12,530
		104,382
Air Transportation - 0.4%
Air Canada 2013-1 Pass Through 5.375% 11/15/22 (b)	2,386	2,497
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,434
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	979	1,030
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	6,887	7,748
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	3,885	3,987
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23	8,715	9,875
Series 2012-2 Class B, 6.75% 6/3/21	2,789	3,008
Series 2013-1 Class B, 5.375% 11/15/21	3,764	3,936
XPO Logistics, Inc. 6.125% 9/1/23 (b)	8,900	9,390
		44,905
Automotive & Auto Parts - 0.7%
Allison Transmission, Inc. 5% 10/1/24 (b)	11,405	11,519
American Tire Distributors, Inc. 10.25% 3/1/22 (b)	5,465	5,656
Delphi Technologies PLC 5% 10/1/25 (b)	13,220	13,187
Exide Technologies 11% 4/30/22 pay-in-kind (a)(b)(c)	2,633	2,344
LKQ Corp. 4.75% 5/15/23	2,190	2,242
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,758
Tenneco, Inc. 5% 7/15/26	8,345	8,418
Tesla, Inc. 5.3% 8/15/25 (b)	30,260	28,808
		80,932
Banks & Thrifts - 3.5%
Ally Financial, Inc.:
4.125% 2/13/22	22,220	22,498
4.625% 3/30/25	37,190	38,260
5.125% 9/30/24	85,095	89,882
8% 11/1/31	20,638	26,210
8% 11/1/31	198,609	253,203
		430,053
Broadcasting - 1.0%
AMC Networks, Inc. 4.75% 8/1/25	12,105	12,090
CBS Radio, Inc. 7.25% 11/1/24 (b)	7,525	7,901
Clear Channel Communications, Inc.:
9% 3/1/21	4,490	3,255
11.25% 3/1/21	34,705	25,378
14% 2/1/21 pay-in-kind (a)	14,143	785
iHeartCommunications, Inc.:
10.625% 3/15/23	29,269	21,366
11.25% 3/1/21 (b)	11,660	8,162
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)	4,925	4,987
5% 8/1/27 (b)	12,085	11,994
5.375% 4/15/25 (b)	12,000	12,300
5.375% 7/15/26 (b)	11,315	11,555
Tegna, Inc. 5.5% 9/15/24 (b)	8,440	8,778
		128,551
Building Materials - 0.2%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)	1,205	1,226
Jeld-Wen, Inc.:
4.625% 12/15/25 (b)	5,225	5,225
4.875% 12/15/27 (b)	5,225	5,232
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	5,095	5,191
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,955
USG Corp. 4.875% 6/1/27 (b)	3,170	3,249
		26,078
Cable/Satellite TV - 2.3%
Altice U.S. Finance SA 5.5% 5/15/26 (b)	11,375	11,631
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (b)	30,300	29,315
5.125% 2/15/23	30,665	31,259
5.125% 5/1/23 (b)	14,050	14,322
5.125% 5/1/27 (b)	50,315	49,008
5.375% 5/1/25(b)	14,050	14,261
5.5% 5/1/26 (b)	17,605	17,957
5.75% 9/1/23	9,495	9,732
5.75% 1/15/24	11,275	11,613
5.75% 2/15/26 (b)	20,340	21,052
CSC Holdings LLC 5.375% 2/1/28 (b)	17,515	17,471
Lynx II Corp. 6.375% 4/15/23 (b)	3,545	3,651
Videotron Ltd. 5.125% 4/15/27 (b)	12,060	12,512
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,554
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)	1,175	1,166
6% 1/15/27 (b)	11,435	11,263
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	22,875	22,703
		289,470
Capital Goods - 0.3%
AECOM 5.125% 3/15/27	11,885	11,900
BCD Acquisition, Inc. 9.625% 9/15/23 (b)	17,085	18,665
		30,565
Chemicals - 2.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	12,120	11,287
5.15% 3/15/34	12,120	12,226
5.375% 3/15/44	12,110	11,838
Hexion, Inc. 10.375% 2/1/22 (b)	4,420	4,274
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)	7,250	8,120
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	88,905
4.69% 4/24/22	28,622	29,695
10% 10/15/20 (c)(d)	28,622	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)(d)	85,120	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	15,135	15,230
5.25% 6/1/27 (b)	12,980	12,948
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	4,160	4,222
Platform Specialty Products Corp.:
5.875% 12/1/25 (b)	18,605	18,907
6.5% 2/1/22 (b)	10,570	10,903
The Chemours Co. LLC 5.375% 5/15/27	5,000	5,175
TPC Group, Inc. 8.75% 12/15/20 (b)	14,165	14,342
Tronox Finance PLC 5.75% 10/1/25 (b)	5,510	5,634
Valvoline, Inc. 5.5% 7/15/24	4,170	4,389
Versum Materials, Inc. 5.5% 9/30/24 (b)	5,910	6,265
		264,360
Consumer Products - 0.4%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)	7,330	7,513
First Quality Finance Co., Inc. 5% 7/1/25 (b)	9,675	9,748
Kronos Acquisition Holdings, Inc. 9% 8/15/23 (b)	1,955	1,921
Revlon Consumer Products Corp. 5.75% 2/15/21 (a)	15,435	11,924
Spectrum Brands Holdings, Inc. 5.75% 7/15/25	11,680	12,293
		43,399
Containers - 1.0%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	7,150	7,400
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)	11,410	11,524
6% 6/30/21 (b)	7,260	7,423
6% 2/15/25 (b)	19,450	20,082
7.25% 5/15/24 (b)	20,265	21,779
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,584
7.5% 12/15/96	12,871	12,935
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)	3,540	3,673
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)	22,890	23,577
7% 7/15/24 (b)	6,635	7,058
Sealed Air Corp. 5.25% 4/1/23 (b)	5,010	5,323
		126,358
Diversified Financial Services - 4.1%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)	11,400	11,286
Aircastle Ltd.:
5% 4/1/23	6,445	6,751
5.5% 2/15/22	10,600	11,254
AssuredPartners, Inc. 7% 8/15/25 (b)	4,865	4,987
CIT Group, Inc.:
5% 8/15/22	14,266	14,908
5.375% 5/15/20	1,403	1,470
FLY Leasing Ltd. 5.25% 10/15/24	9,470	9,517
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	7,120	7,583
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	70,330	71,649
6% 8/1/20	20,090	20,561
6.25% 2/1/22	8,385	8,637
6.25% 2/1/22 (b)	12,165	12,530
6.375% 12/15/25 (b)	18,245	18,564
6.75% 2/1/24	10,075	10,478
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)	8,815	8,926
5% 1/15/28 (b)	8,900	8,989
MSCI, Inc.:
5.25% 11/15/24 (b)	6,725	7,001
5.75% 8/15/25 (b)	7,185	7,616
Navient Corp.:
5.875% 10/25/24	28,294	28,408
6.5% 6/15/22	27,055	28,509
7.25% 9/25/23	5,688	6,129
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)	61,805	68,372
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)	10,425	10,190
6.875% 2/15/23 (b)	4,335	4,357
SLM Corp.:
5.5% 1/25/23	44,765	44,933
6.125% 3/25/24	15,595	15,907
7.25% 1/25/22	27,370	29,636
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)	10,265	10,573
Vertiv Inter Holding Corp. 12% 2/15/22 pay-in-kind (a)(b)	17,485	18,862
		508,583
Diversified Media - 0.5%
Block Communications, Inc. 6.875% 2/15/25 (b)	9,080	9,443
Liberty Media Corp.:
8.25% 2/1/30	12,298	13,497
8.5% 7/15/29	7,900	8,809
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	6,170	6,270
Quebecor Media, Inc. 5.75% 1/15/23	15,820	16,730
WMG Acquisition Corp. 5.625% 4/15/22 (b)	2,152	2,211
		56,960
Energy - 8.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	6,898
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)	18,325	21,074
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	4,420	4,553
Antero Resources Corp.:
5.125% 12/1/22	840	858
5.625% 6/1/23 (Reg. S)	10,850	11,230
Antero Resources Finance Corp. 5.375% 11/1/21	5,830	5,968
Callon Petroleum Co. 6.125% 10/1/24	4,090	4,243
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	7,641
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	12,490	12,896
5.875% 3/31/25	14,620	15,753
7% 6/30/24	13,100	14,901
Chesapeake Energy Corp.:
8% 12/15/22 (b)	16,717	17,929
8% 1/15/25 (b)	6,650	6,717
Citgo Holding, Inc. 10.75% 2/15/20 (b)	50,085	53,591
Concho Resources, Inc. 4.375% 1/15/25	11,660	12,097
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (a)(b)(e)	3,025	3,016
6.875% 6/15/25 (b)	6,050	6,398
Continental Resources, Inc. 4.375% 1/15/28 (b)	15,215	15,160
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	8,985	9,277
6.25% 4/1/23	9,260	9,654
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	21,599
Denbury Resources, Inc.:
4.625% 7/15/23	12,125	8,791
5.5% 5/1/22	34,402	26,748
6.375% 8/15/21	19,570	16,537
9% 5/15/21 (b)	30,430	31,115
Diamondback Energy, Inc.:
4.75% 11/1/24	9,930	10,067
5.375% 5/31/25	5,155	5,355
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)	5,205	5,270
5.75% 1/30/28 (b)	5,235	5,327
Energy Transfer Equity LP 5.5% 6/1/27	16,735	17,635
Ensco PLC:
4.5% 10/1/24	12,210	10,466
5.2% 3/15/25	7,540	6,560
5.75% 10/1/44	10,983	7,839
7.75% 2/1/26	13,460	13,384
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)	6,315	6,647
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	9,210	4,789
Exterran Energy Solutions LP 8.125% 5/1/25 (b)	11,280	12,323
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	8,196
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)	7,165	7,756
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	13,974
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26	9,130	9,107
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)	15,535	15,768
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,920	9,970
5.75% 10/1/25 (b)	11,285	11,624
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	7,145	7,467
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	8,093	5,706
Jonah Energy LLC 7.25% 10/15/25 (b)	12,095	12,201
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	7,195	4,389
Murphy Oil U.S.A., Inc. 5.625% 5/1/27	6,030	6,226
Newfield Exploration Co.:
5.375% 1/1/26	9,245	9,765
5.625% 7/1/24	1,550	1,659
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	8,025	8,065
4.5% 9/15/27 (b)	5,580	5,503
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	11,920	11,905
NGPL PipeCo LLC:
4.375% 8/15/22 (b)	2,995	3,026
4.875% 8/15/27 (b)	3,000	3,083
Noble Holding International Ltd.:
6.2% 8/1/40	4,305	3,100
7.7% 4/1/25 (a)	9,635	8,647
7.875% 2/1/26 (b)	9,150	9,322
8.7% 4/1/45 (a)	2,130	1,848
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)	7,215	7,287
5.625% 10/15/27 (b)	5,885	6,047
6.25% 6/1/24 (b)	8,115	8,561
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	32,600	34,230
7.25% 6/15/25	12,115	12,761
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,793
PDC Energy, Inc. 6.125% 9/15/24	3,555	3,697
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,617
Range Resources Corp. 5% 3/15/23	18,145	18,100
RSP Permian, Inc.:
5.25% 1/15/25	4,360	4,524
6.625% 10/1/22	4,715	4,951
Sabine Pass Liquefaction LLC:
5% 3/15/27	17,145	18,206
5.875% 6/30/26	17,145	19,153
SemGroup Corp.:
6.375% 3/15/25 (b)	5,990	6,005
7.25% 3/15/26 (b)	11,220	11,613
SESI LLC 7.75% 9/15/24 (b)	7,245	7,788
SM Energy Co.:
5.625% 6/1/25	5,480	5,425
6.75% 9/15/26	4,550	4,743
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	29,382
8% 3/1/32	12,475	16,866
Southern Star Central Corp. 5.125% 7/15/22 (b)	6,750	6,953
Southwestern Energy Co.:
4.1% 3/15/22	17,110	16,853
7.5% 4/1/26	9,070	9,489
7.75% 10/1/27	8,135	8,440
Src Energy, Inc. 6.25% 12/1/25 (b)	7,435	7,658
Summit Midstream Holdings LLC 5.75% 4/15/25	8,365	8,428
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (b)	9,145	9,314
5.5% 2/15/26 (b)	11,640	11,884
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (b)	12,180	12,058
5.125% 2/1/25	5,750	5,793
5.375% 2/1/27	5,750	5,851
Teine Energy Ltd. 6.875% 9/30/22 (b)	11,950	12,368
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	7,057
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)	6,270	6,207
5% 1/31/28 (b)	6,295	6,208
6.625% 6/15/25 (a)(b)	7,915	8,637
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	4,570	4,953
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)	4,720	4,626
Ultra Resources, Inc.:
6.875% 4/15/22 (b)	9,060	9,060
7.125% 4/15/25 (b)	6,040	6,032
Unit Corp. 6.625% 5/15/21	2,202	2,221
Whiting Petroleum Corp. 6.625% 1/15/26 (b)	8,380	8,579
WPX Energy, Inc.:
5.25% 9/15/24	8,725	8,834
6% 1/15/22	21,830	22,915
		1,079,780
Entertainment/Film - 0.2%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)	3,865	4,111
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	24,482	23,747
		27,858
Environmental - 0.3%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)	10,140	10,470
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)	4,700	4,747
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,892
5.875% 7/1/25	3,205	3,261
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)	9,525	9,811
		36,181
Food & Drug Retail - 0.3%
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)	24,122	23,790
9.375% 9/15/18 pay-in-kind (a)(b)	15,975	6,630
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)	3,700	3,534
		33,954
Food/Beverage/Tobacco - 1.6%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,628
ESAL GmbH 6.25% 2/5/23 (b)	28,980	28,111
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)	3,220	3,268
JBS Investments GmbH 7.25% 4/3/24 (b)	37,820	37,915
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	20,055	19,859
5.875% 7/15/24 (b)	6,030	6,045
7.25% 6/1/21 (b)	7,350	7,497
8.25% 2/1/20 (b)	7,110	7,140
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	7,660	7,775
4.875% 11/1/26 (b)	7,740	7,895
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)	17,930	18,109
5.875% 9/30/27 (b)	7,010	7,028
Post Holdings, Inc.:
5% 8/15/26 (b)	17,030	16,626
5.5% 3/1/25 (b)	10,085	10,388
5.75% 3/1/27 (b)	7,710	7,758
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,212
		200,254
Gaming - 1.2%
Churchill Downs, Inc. 4.75% 1/15/28 (b)	9,130	9,004
Eldorado Resorts, Inc. 6% 4/1/25	12,270	12,807
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	2,820	3,074
MCE Finance Ltd. 4.875% 6/6/25 (b)	4,695	4,691
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24	6,770	7,210
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	2,295	2,380
Scientific Games Corp.:
5% 10/15/25 (b)(f)	19,350	19,398
10% 12/1/22	22,999	25,213
Station Casinos LLC 5% 10/1/25 (b)	12,105	12,211
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	27,670	27,220
Wynn Macau Ltd.:
4.875% 10/1/24 (b)	8,815	8,727
5.5% 10/1/27 (b)	14,310	14,274
		146,209
Healthcare - 5.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)	6,045	5,743
Catalent Pharma Solutions 4.875% 1/15/26 (b)	4,000	4,000
Community Health Systems, Inc.:
6.25% 3/31/23	26,630	24,633
6.875% 2/1/22	70,615	50,357
7.125% 7/15/20	10,710	9,318
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,878
5.25% 6/15/26	14,055	14,699
5.375% 2/1/25	22,530	23,009
5.875% 5/1/23	33,560	35,993
5.875% 2/15/26	29,610	30,979
7.5% 2/15/22	10,725	12,039
HealthSouth Corp.:
5.125% 3/15/23	6,440	6,624
5.75% 11/1/24	22,135	22,578
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)	5,715	5,951
Hologic, Inc.:
4.375% 10/15/25 (b)	6,295	6,295
4.625% 2/1/28 (b)	4,255	4,255
5.25% 7/15/22 (b)	12,345	12,815
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (b)	4,033	4,376
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)	6,095	6,545
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	13,310	13,180
5.25% 8/1/26	4,030	4,151
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)	41,125	42,821
Quintiles Transnational Corp. 4.875% 5/15/23 (b)	8,705	9,010
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	4,945	5,056
Teleflex, Inc. 4.625% 11/15/27	4,975	4,951
Tenet Healthcare Corp.:
4.625% 7/15/24 (b)	6,055	5,949
6.875% 11/15/31	23,105	20,217
7.5% 1/1/22 (b)	6,590	6,974
Tennessee Merger Sub, Inc. 6.375% 2/1/25 (b)	17,340	16,170
THC Escrow Corp. III 5.125% 5/1/25 (b)	6,055	5,972
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)	53,972	54,539
5.875% 5/15/23 (b)	42,000	37,926
6.5% 3/15/22 (b)	11,985	12,558
6.75% 8/15/21 (b)	2,029	2,009
7% 3/15/24 (b)	17,980	19,121
9% 12/15/25 (b)	47,285	48,571
Vizient, Inc. 10.375% 3/1/24 (b)	12,515	14,111
Wellcare Health Plans, Inc. 5.25% 4/1/25	9,245	9,654
		626,027
Homebuilders/Real Estate - 1.3%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	6,475	6,732
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	5,010	5,110
Howard Hughes Corp. 5.375% 3/15/25 (b)	12,730	12,857
Lennar Corp. 4.75% 11/29/27 (b)	12,205	12,327
Mattamy Group Corp. 6.875% 12/15/23 (b)	8,755	9,258
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)	12,020	4,117
5.25% 6/27/29 (b)	10,987	3,660
7.125% 6/26/42 (b)	5,370	2,081
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)	3,545	3,651
6.125% 4/1/25 (b)	3,545	3,696
Starwood Property Trust, Inc. 4.75% 3/15/25 (b)	11,625	11,480
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (b)	14,750	15,004
5.875% 4/15/23 (b)	8,405	8,972
Toll Brothers Finance Corp.:
4.375% 4/15/23	24,055	24,747
5.625% 1/15/24	3,075	3,329
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,767
5.875% 6/15/24	16,130	17,087
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)	6,060	6,136
William Lyon Homes, Inc. 5.875% 1/31/25	7,125	7,285
		164,296
Hotels - 0.3%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,321
FelCor Lodging LP 6% 6/1/25	10,935	11,372
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	17,975	18,119
4.875% 4/1/27	8,435	8,625
		41,437
Insurance - 0.7%
Acrisure LLC 7% 11/15/25 (b)	17,915	17,825
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)	28,500	30,068
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	22,620	23,525
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)	12,080	12,442
		83,860
Leisure - 0.9%
24 Hour Holdings III LLC 8% 6/1/22 (b)	4,530	4,507
Cedar Fair LP / Canada's Wonderland Co. 5.375% 4/15/27 (b)	6,830	7,120
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)	7,365	7,779
Mattel, Inc. 6.75% 12/31/25 (b)	19,610	19,855
Silversea Cruises 7.25% 2/1/25 (b)	4,765	5,137
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	14,040	14,233
5.5% 4/15/27 (b)	7,460	7,637
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	7,565	7,774
7.25% 11/30/21 (b)	19,685	20,768
Viking Cruises Ltd. 5.875% 9/15/27 (b)	11,595	11,653
Voc Escrow Ltd. 5% 2/15/28 (b)	10,755	10,728
		117,191
Metals/Mining - 1.6%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)	7,705	8,379
7% 9/30/26 (b)	6,385	7,078
Aleris International, Inc. 6% 6/1/20 (b)(c)	151	151
Constellium NV 5.875% 2/15/26 (b)	5,030	5,131
First Quantum Minerals Ltd.:
7% 2/15/21 (b)	13,590	14,066
7.25% 5/15/22 (b)	7,715	8,004
7.25% 4/1/23 (b)	11,390	12,059
7.5% 4/1/25 (b)	15,025	16,096
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	7,950	8,069
5.125% 5/15/24 (b)	9,780	9,896
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,690	5,647
3.875% 3/15/23	17,075	16,968
5.4% 11/14/34	5,430	5,663
5.45% 3/15/43	35,380	36,353
6.75% 2/1/22	16,510	17,108
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)	6,445	7,312
Lundin Mining Corp. 7.875% 11/1/22 (b)	570	607
Murray Energy Corp. 11.25% 4/15/21 (b)	11,985	6,472
Prince Mineral Holding Corp. 11.5% 12/15/19 (a)(b)	3,255	3,369
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	9,795	10,260
		198,688
Paper - 0.2%
Boise Cascade Co. 5.625% 9/1/24 (b)	4,105	4,290
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)	5,230	5,367
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 0% 5/1/12 (a)(c)(d)(e)	6,337	0
11.375% 12/31/2014 (c)(d)	12,582	0
Xerium Technologies, Inc. 9.5% 8/15/21	17,025	17,302
		26,959
Publishing/Printing - 0.2%
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)	20,025	20,876
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)	40,790	40,841
Golden Nugget, Inc.:
6.75% 10/15/24 (b)	21,290	22,009
8.75% 10/1/25 (b)	24,245	25,882
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)	9,215	9,146
5% 6/1/24 (b)	8,800	8,910
5.25% 6/1/26 (b)	8,800	8,976
		115,764
Services - 1.5%
APX Group, Inc.:
7.625% 9/1/23	16,950	18,221
7.875% 12/1/22	26,730	28,668
8.75% 12/1/20	19,025	19,382
Avantor, Inc. 6% 10/1/24 (b)	12,090	12,196
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)	22,945	24,953
IHS Markit Ltd.:
4% 3/1/26 (b)	5,380	5,225
4.75% 2/15/25 (b)	9,190	9,558
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	10,355	10,497
Laureate Education, Inc. 8.25% 5/1/25 (b)	33,595	36,031
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	3,510	3,607
The Brink's Co. 4.625% 10/15/27 (b)	12,180	11,845
United Rentals North America, Inc. 5.5% 5/15/27	7,325	7,691
		187,874
Steel - 0.5%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)	9,390	10,071
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (b)	12,165	12,104
5.75% 3/1/25 (b)	12,105	11,848
JMC Steel Group, Inc. 9.875% 6/15/23 (b)	7,500	8,400
United States Steel Corp. 8.375% 7/1/21 (b)	19,544	21,108
		63,531
Super Retail - 0.9%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)	5,710	5,781
4.875% 5/15/26 (b)	5,710	5,765
Netflix, Inc.:
4.375% 11/15/26	11,520	11,257
4.875% 4/15/28 (b)	24,355	24,172
5.375% 2/1/21 (b)	7,725	8,111
5.75% 3/1/24	12,225	12,959
5.875% 2/15/25	27,663	29,607
Sonic Automotive, Inc.:
5% 5/15/23	1,610	1,566
6.125% 3/15/27	5,990	5,945
Springs Industries, Inc. 6.25% 6/1/21	2,990	3,054
		108,217
Technology - 2.9%
Ascend Learning LLC 6.875% 8/1/25 (b)	4,115	4,259
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)	23,415	25,494
Camelot Finance SA 7.875% 10/15/24 (b)	5,065	5,394
CDW LLC/CDW Finance Corp.:
5% 9/1/23	10,930	11,231
5% 9/1/25	6,380	6,484
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)	4,675	4,846
Commscope Technologies LLC 5% 3/15/27 (b)	12,745	12,697
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)	26,160	30,550
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)	19,115	20,453
Gartner, Inc. 5.125% 4/1/25 (b)	6,010	6,249
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)	9,220	9,808
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	8,065	8,529
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)	4,060	4,268
Microsemi Corp. 9.125% 4/15/23 (b)	2,383	2,663
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)	14,060	14,640
4.625% 6/1/23 (b)	10,735	11,194
5.75% 3/15/23 (b)	15,325	15,831
Open Text Corp. 5.875% 6/1/26 (b)	8,535	8,983
Parametric Technology Corp. 6% 5/15/24	3,490	3,699
Qorvo, Inc.:
6.75% 12/1/23	8,570	9,127
7% 12/1/25	25,960	28,037
Sensata Technologies BV 5% 10/1/25 (b)	11,210	11,630
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)	11,535	12,400
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)	29,985	33,621
SS&C Technologies Holdings, Inc. 5.875% 7/15/23	8,960	9,397
Symantec Corp. 5% 4/15/25 (b)	10,050	10,249
TTM Technologies, Inc. 5.625% 10/1/25 (b)	4,060	4,172
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)	14,610	15,158
10.5% 2/1/24 (b)	21,495	21,871
		362,934
Telecommunications - 6.7%
Altice Financing SA:
6.625% 2/15/23 (b)	20,740	21,008
7.5% 5/15/26 (b)	21,660	22,499
Citizens Communications Co.:
7.875% 1/15/27	9,275	5,843
9% 8/15/31	13,178	8,599
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	3,190	3,254
5.375% 3/15/27	2,735	2,844
Digicel Group Ltd.:
6% 4/15/21 (b)	2,020	2,000
6.75% 3/1/23 (b)	1,900	1,891
7.125% 4/1/22 (b)	42,670	40,216
8.25% 9/30/20 (b)	21,044	20,860
Equinix, Inc. 5.375% 5/15/27	9,265	9,728
GCI, Inc. 6.875% 4/15/25	10,905	11,614
GTT Communications, Inc. 7.875% 12/31/24 (b)	5,565	5,955
Intelsat Jackson Holdings SA:
5.5% 8/1/23	55,360	43,458
9.75% 7/15/25 (b)	15,175	13,956
Level 3 Financing, Inc.:
5.125% 5/1/23	11,240	11,268
5.375% 5/1/25	11,240	11,262
Millicom International Cellular SA 6% 3/15/25 (b)	10,745	11,486
Sable International Finance Ltd. 6.875% 8/1/22 (b)	47,295	49,837
SFR Group SA:
6.25% 5/15/24 (b)	41,670	39,847
7.375% 5/1/26 (b)	87,735	86,419
Sprint Capital Corp.:
6.875% 11/15/28	11,304	11,686
8.75% 3/15/32	8,446	9,987
Sprint Communications, Inc. 6% 11/15/22	28,255	28,149
Sprint Corp.:
7.125% 6/15/24	56,633	57,412
7.625% 2/15/25	32,350	33,563
7.875% 9/15/23	29,545	31,207
T-Mobile U.S.A., Inc.:
6% 4/15/24	17,090	18,137
6.375% 3/1/25	76,286	81,149
6.5% 1/15/24	37,110	39,431
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	24,400	24,278
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)	9,010	10,024
U.S. West Communications:
7.25% 9/15/25	1,480	1,588
7.25% 10/15/35	5,745	5,631
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)	11,930	12,139
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)	28,150	28,609
6% 4/1/23	11,035	11,545
		828,379
Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,850	2,430
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	10,180	9,900
Teekay Corp. 8.5% 1/15/20	21,637	22,515
		34,845
Utilities - 3.6%
Calpine Corp. 5.25% 6/1/26 (b)	12,175	11,947
Dynegy, Inc.:
7.375% 11/1/22	36,240	38,284
7.625% 11/1/24	41,495	44,831
8% 1/15/25 (b)	20,435	22,223
8.125% 1/30/26 (b)	24,235	26,726
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	74,350	107,808
12.25% 3/1/22 (a)(b)(d)	83,211	128,768
EnLink Midstream Partners LP:
4.15% 6/1/25	8,545	8,560
4.4% 4/1/24	8,560	8,740
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	2,778
7% 6/15/23	11,295	11,662
InterGen NV 7% 6/30/23 (b)	4,475	4,453
NRG Energy, Inc. 5.75% 1/15/28 (b)	13,605	13,608
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	5,475	5,762
Talen Energy Supply LLC:
6.5% 6/1/25	8,945	7,447
10.5% 1/15/26 (b)	8,530	8,594
		452,191

TOTAL NONCONVERTIBLE BONDS		7,091,901

TOTAL CORPORATE BONDS
(Cost $6,815,054)		7,173,645
	Shares	Value (000s)

Common Stocks - 21.6%
Air Transportation - 0.7%
Air Canada (g)	3,438,100	66,833
Delta Air Lines, Inc.	422,100	23,963

TOTAL AIR TRANSPORTATION		90,796

Automotive & Auto Parts - 1.3%
Allison Transmission Holdings, Inc.	289,700	12,816
Aptiv PLC	304,000	28,844
Chassix Holdings, Inc. warrants 7/29/20 (c)(g)	37,382	475
Delphi Technologies PLC	101,333	5,597
Exide Technologies (c)(g)	9,824	0
Exide Technologies (c)(g)	32,746	23
Fiat Chrysler Automobiles NV	1,287,000	31,107
Lear Corp.	221,700	42,819
Tenneco, Inc.	320,700	18,604
UC Holdings, Inc. (c)	677,217	18,664

TOTAL AUTOMOTIVE & AUTO PARTS		158,949

Banks & Thrifts - 0.3%
Bank of America Corp.	661,200	21,158
Citigroup, Inc.	275,500	21,621

TOTAL BANKS & THRIFTS		42,779

Broadcasting - 0.7%
Nexstar Broadcasting Group, Inc. Class A	454,029	34,098
Sinclair Broadcast Group, Inc. Class A	1,263,600	46,880

TOTAL BROADCASTING		80,978

Building Materials - 0.0%
Ply Gem Holdings, Inc. (g)	41,200	884
Cable/Satellite TV - 0.7%
Naspers Ltd. Class N	290,300	82,890
Chemicals - 1.4%
DowDuPont, Inc.	358,300	27,080
LyondellBasell Industries NV Class A	638,945	76,571
Platform Specialty Products Corp. (g)	2,414,600	28,275
The Chemours Co. LLC	746,500	38,534

TOTAL CHEMICALS		170,460

Consumer Products - 0.1%
Newell Brands, Inc.	412,639	10,910
Reddy Ice Holdings, Inc. (g)	496,439	199

TOTAL CONSUMER PRODUCTS		11,109

Containers - 0.2%
Graphic Packaging Holding Co.	1,489,400	24,054
Diversified Financial Services - 0.6%
AerCap Holdings NV (g)	480,900	26,017
OneMain Holdings, Inc. (g)	1,446,000	47,299
Penson Worldwide, Inc. Class A (c)(g)	10,322,034	0
PJT Partners, Inc.	5,092	241
Qudian, Inc. ADR (h)	27,000	378

TOTAL DIVERSIFIED FINANCIAL SERVICES		73,935

Electric Utilities No Longer Use - 0.2%
EQT Corp.	385,170	20,911
Energy - 0.9%
Chaparral Energy, Inc.:
Class A	120,910	2,993
Class B	25,896	641
Cheniere Energy, Inc. (g)	517,600	29,275
Crestwood Equity Partners LP	151,525	4,281
Diamondback Energy, Inc. (g)	215,400	27,033
Forbes Energy Services Ltd.	193,218	2,241
Goodrich Petroleum Corp. (g)	129,527	1,522
Pioneer Natural Resources Co.	127,200	23,266
VNR Finance Corp.	119,961	2,339
VNR Finance Corp. (b)	577,714	11,265

TOTAL ENERGY		104,856

Food & Drug Retail - 0.1%
CVS Health Corp.	167,300	13,165
Food/Beverage/Tobacco - 0.2%
JBS SA	9,116,500	28,757
Gaming - 1.9%
Boyd Gaming Corp.	891,200	35,176
Eldorado Resorts, Inc. (g)	236,836	8,183
Melco Crown Entertainment Ltd. sponsored ADR	1,184,400	35,271
MGM Mirage, Inc.	910,700	33,195
Red Rock Resorts, Inc.	3,656,651	126,995

TOTAL GAMING		238,820

Healthcare - 0.5%
Allergan PLC	106,710	19,236
HCA Holdings, Inc.	226,200	22,882
HealthSouth Corp.	34	2
Jazz Pharmaceuticals PLC (g)	154,600	22,531
Rotech Healthcare, Inc. (c)(g)	185,710	297

TOTAL HEALTHCARE		64,948

Homebuilders/Real Estate - 0.6%
American Tower Corp.	11,612	1,715
CalAtlantic Group, Inc.	400,000	22,452
PulteGroup, Inc.	820,000	26,101
Realogy Holdings Corp.	51,500	1,417
Toll Brothers, Inc.	458,000	21,334

TOTAL HOMEBUILDERS/REAL ESTATE		73,019

Hotels - 0.2%
Extended Stay America, Inc. unit	1,035,700	20,952
Leisure - 0.2%
Royal Caribbean Cruises Ltd.	197,700	26,403
Metals/Mining - 0.2%
Aleris Corp. (c)(g)	127,520	730
Freeport-McMoRan, Inc. (g)	1,385,000	27,008

TOTAL METALS/MINING		27,738

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (g)(i)	127,577	4
Services - 2.3%
Air Lease Corp. Class A	549,800	26,731
HD Supply Holdings, Inc. (g)	1,088,200	42,320
MasterCard, Inc. Class A	412,300	69,679
Novus Holdings Ltd.	100,408	42
Penhall Acquisition Co.:
Class A (c)(g)	26,163	2,047
Class B (c)(g)	8,721	682
United Rentals, Inc. (g)	524,794	95,045
Visa, Inc. Class A	346,840	43,088
WP Rocket Holdings, Inc. (c)(g)(i)	25,255,077	0

TOTAL SERVICES		279,634

Super Retail - 0.3%
Arena Brands Holding Corp. Class B (c)(g)(i)	659,302	2,110
Priceline Group, Inc. (g)	19,300	36,903

TOTAL SUPER RETAIL		39,013

Technology - 6.3%
Adobe Systems, Inc. (g)	256,400	51,218
Alphabet, Inc. Class A (g)	107,300	126,852
Broadcom Ltd.	193,400	47,969
CDW Corp.	491,300	36,744
Cypress Semiconductor Corp.	24,992	432
Electronic Arts, Inc. (g)	310,300	39,396
EPAM Systems, Inc. (g)	261,900	30,768
Facebook, Inc. Class A (g)	353,400	66,047
First Data Corp. Class A (g)	1,594,089	28,215
Global Payments, Inc.	293,124	32,765
MagnaChip Semiconductor Corp. (g)(h)	219,804	2,748
Micron Technology, Inc. (g)	883,800	38,640
Microsemi Corp. (g)	733,000	45,292
Nuance Communications, Inc. (g)	1,484,700	26,443
ON Semiconductor Corp. (g)	2,335,138	57,771
PayPal Holdings, Inc. (g)	630,400	53,786
Qorvo, Inc. (g)	265,497	19,055
Semtech Corp. (g)	375,700	13,450
Skyworks Solutions, Inc.	373,334	36,292
Take-Two Interactive Software, Inc. (g)	216,300	27,399

TOTAL TECHNOLOGY		781,282

Telecommunications - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (g)	740,200	151,215
T-Mobile U.S., Inc. (g)	978,600	63,707

TOTAL TELECOMMUNICATIONS		214,922

Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (c)	598,287	407
Class A2 (c)	598,287	407
Class A3 (c)	598,287	407
Class A4 (c)	598,287	407
Class A5 (c)	598,287	407
Class A6 (c)	598,287	407
Class A7 (c)	598,287	407
Class A8 (c)	598,287	407
Class A9 (c)	598,287	407
U.S. Shipping Partners Corp. (c)(g)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (c)(g)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		3,663

Utilities - 0.0%
Portland General Electric Co.	14,817	627
TOTAL COMMON STOCKS
(Cost $1,761,518)		2,675,548

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (c)(g)	199,717	1,700
Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (c)(g)(i)	287,159,690	2,872
TOTAL PREFERRED STOCKS
(Cost $11,676)		4,572
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 3.3%
Building Materials - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (a)(e)	2,980	3,016
Consumer Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 9/7/23 (a)(e)	18,291	14,367
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (a)(e)	2,895	2,929
Energy - 1.8%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.5735% 11/26/18 (a)(e)	6,167	6,167
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/22/24 (a)(e)	9,005	9,072
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9362% 12/31/21 (a)(e)	79,305	89,813
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3061% 12/31/22 (a)(e)	41,115	41,835
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.954% 8/23/21 (a)(e)	38,535	41,209
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (a)(c)	1,936	1,951
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 2/21/21 (a)(e)	30,966	27,173

TOTAL ENERGY		217,220

Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.9434% 4/16/20 (a)(e)	22,896	20,993
Paper - 0.0%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 3/14/22 (a)(e)	1,672	1,678
Publishing/Printing - 0.0%
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4434% 11/3/23 (a)(e)	3,731	3,771
Services - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.7288% 6/13/25 (a)(e)	12,613	12,685
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (a)(e)	5,696	5,725
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 8/13/22 (a)(e)	2,556	2,575
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (a)(e)	6,055	6,116

TOTAL SERVICES		27,101

Steel - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.500% 0% 8/16/19 (d)(e)	5,183	4,980
Technology - 0.6%
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 6.5223% 10/31/24 (a)(e)	3,885	3,947
3 month U.S. LIBOR + 8.000% 9.7723% 10/31/25 (a)(e)	4,840	4,903
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.6268% 11/1/24 (a)(e)	19,695	20,483
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.83% 1/20/24 (a)(e)	3,138	3,056
3 month U.S. LIBOR + 9.000% 10.58% 1/20/25 (a)(e)	10,270	9,898
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.0669% 9/29/24 (a)(e)	4,733	4,777
3 month U.S. LIBOR + 8.500% 10.0669% 9/29/25 (a)(e)	25,135	25,261

TOTAL TECHNOLOGY		72,325

Utilities - 0.3%
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5667% 6/30/18 (a)(e)	36,260	36,383
TOTAL BANK LOAN OBLIGATIONS
(Cost $388,407)		404,763

Preferred Securities - 6.5%
Banks & Thrifts - 5.8%
Bank of America Corp.:
5.125% (a)(j)	28,140	28,674
5.2% (a)(j)	61,440	62,983
6.25% (a)(j)	28,555	31,543
Barclays Bank PLC 7.625% 11/21/22	22,355	25,656
Citigroup, Inc.:
5.8% (a)(j)	41,925	43,969
5.9% (a)(j)	27,015	29,237
5.95% (a)(j)	51,015	53,646
6.25% (a)(j)	17,065	19,051
6.3% (a)(j)	5,610	6,044
Goldman Sachs Group, Inc.:
5% (a)(j)	30,455	30,271
5.375% (a)(j)	31,615	33,032
5.7% (a)(j)	35,166	36,659
JPMorgan Chase & Co.:
5% (a)(j)	33,640	34,221
5.3% (a)(j)	16,855	17,592
6% (a)(j)	69,385	75,803
6.125% (a)(j)	17,585	18,940
6.75% (a)(j)	8,330	9,590
Royal Bank of Scotland Group PLC 8.625% (a)(j)	41,759	46,944
Wells Fargo & Co.:
5.875% (a)(j)	50,420	55,232
5.9% (a)(j)	63,075	67,287

TOTAL BANKS & THRIFTS		726,374

Energy - 0.7%
Andeavor Logistics LP 6.875% (a)(j)	30,450	31,807
DCP Midstream Partners LP 7.375% (a)(j)	15,260	15,906
Summit Midstream Partners LP 9.5% (a)(j)	15,260	16,100
Sunoco Logistics Partners LP:
6.25% (a)(j)	9,470	9,612
6.625% (a)(j)	9,205	9,332

TOTAL ENERGY		82,757

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(j)	2,940	1,184
TOTAL PREFERRED SECURITIES
(Cost $776,418)		810,315
	Shares	Value (000s)

Money Market Funds - 10.1%
Fidelity Cash Central Fund, 1.39% (k)	1,251,091,554	1,251,342
Fidelity Securities Lending Cash Central Fund 1.40% (k)(l)	2,015,181	2,015
TOTAL MONEY MARKET FUNDS
(Cost $1,253,313)		1,253,357
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $11,006,386)		12,322,200
NET OTHER ASSETS (LIABILITIES) - 0.7%		89,905
NET ASSETS - 100%		$12,412,105

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,780,095,000 or 30.5% of net assets.

 (c) Level 3 security

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,986,000 or 0.0% of net assets.

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$246
Tricer Holdco SCA	12/19/16 - 12/30/17	$10,250
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$13,154

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$8,155
Fidelity Securities Lending Cash Central Fund	46
Total	$8,201

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$715,990	$694,714	$4	$21,272
Consumer Staples	43,821	41,922	199	1,700
Energy	125,767	125,767	--	--
Financials	90,319	90,319	--	--
Health Care	64,948	64,651	--	297
Industrials	303,915	294,651	--	9,264
Information Technology	1,045,642	1,045,642	--	--
Materials	222,252	221,522	--	730
Real Estate	3,132	3,132	--	--
Telecommunication Services	63,707	63,707	--	--
Utilities	627	627	--	--
Corporate Bonds	7,173,645	--	7,171,150	2,495
Bank Loan Obligations	404,763	--	402,812	1,951
Preferred Securities	810,315	--	810,315	--
Money Market Funds	1,253,357	1,253,357	--	--
Total Investments in Securities:	$12,322,200	$3,900,011	$8,384,480	$37,709

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

January 31, 2018

FFH-QTLY-0318
1.813015.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.6%
	Principal Amount	Value
Convertible Bonds - 0.3%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24 (a)	$670,000	$626,936
3.375% 8/15/26	680,000	722,063
		1,348,999
Nonconvertible Bonds - 82.3%
Aerospace - 1.5%
DAE Funding LLC:
4% 8/1/20 (a)	325,000	325,000
4.5% 8/1/22 (a)	405,000	402,975
5% 8/1/24 (a)	5,490,000	5,448,825
		6,176,800
Air Transportation - 1.6%
Allegiant Travel Co. 5.5% 7/15/19	2,095,000	2,147,375
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	55,319	59,346
6.25% 4/11/20	1,289,073	1,346,308
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	738,922	831,287
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	77,718	81,215
United Continental Holdings, Inc. 4.25% 10/1/22	2,095,000	2,105,475
		6,571,006
Automotive & Auto Parts - 0.4%
Delphi Technologies PLC 5% 10/1/25 (a)	605,000	603,488
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	1,070,000	1,053,950
		1,657,438
Banks & Thrifts - 1.0%
Royal Bank of Scotland Group PLC 5.125% 5/28/24	4,100,000	4,283,513
Broadcasting - 1.8%
AMC Networks, Inc.:
4.75% 12/15/22	505,000	515,100
4.75% 8/1/25	1,045,000	1,043,694
5% 4/1/24	1,990,000	2,019,850
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,695,000	1,688,644
5% 8/1/27 (a)	2,285,000	2,267,863
		7,535,151
Building Materials - 0.2%
Building Materials Corp. of America 4.75% 1/15/28 (a)	930,000	923,025
Cable/Satellite TV - 7.6%
Altice U.S. Finance SA 5.375% 7/15/23 (a)	6,745,000	6,905,194
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	2,985,000	2,931,837
5% 2/1/28 (a)	3,760,000	3,637,800
5.125% 5/1/23 (a)	1,105,000	1,126,409
5.125% 5/1/27 (a)	1,760,000	1,714,275
5.5% 5/1/26 (a)	4,450,000	4,539,000
5.875% 5/1/27 (a)	1,630,000	1,678,900
CSC Holdings LLC 5.375% 2/1/28 (a)	620,000	618,450
CSC Holdings, Inc. 5.5% 4/15/27 (a)	1,320,000	1,336,500
DISH DBS Corp.:
5.875% 11/15/24	710,000	673,169
7.75% 7/1/26	280,000	287,700
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	590,000	601,623
5.5% 8/15/26 (a)	1,460,000	1,496,953
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	4,765,000	4,729,263
		32,277,073
Chemicals - 2.3%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	620,000	625,736
3.45% 6/1/23	1,855,000	1,812,706
4.5% 12/1/26 (a)	445,000	459,614
5.15% 3/15/34	80,000	80,700
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,065,000	1,071,656
5.25% 6/1/27 (a)	1,470,000	1,466,325
Olin Corp.:
5% 2/1/30	360,000	360,450
5.125% 9/15/27	1,695,000	1,762,800
Valvoline, Inc. 4.375% 8/15/25	1,065,000	1,061,006
Versum Materials, Inc. 5.5% 9/30/24 (a)	865,000	916,900
		9,617,893
Containers - 1.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	925,000	930,337
4.625% 5/15/23 (a)	1,520,000	1,535,200
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,770,000	1,721,325
OI European Group BV 4% 3/15/23 (a)	1,230,000	1,220,006
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	460,000	483,000
Silgan Holdings, Inc. 4.75% 3/15/25	810,000	828,225
		6,718,093
Diversified Financial Services - 7.7%
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	780,000	785,850
FLY Leasing Ltd.:
5.25% 10/15/24	435,000	437,175
6.375% 10/15/21	1,970,000	2,053,725
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	10,785,000	10,987,219
6% 8/1/20	6,315,000	6,463,087
6.25% 2/1/22 (a)	1,215,000	1,251,450
6.25% 2/1/22	755,000	777,650
6.75% 2/1/24	580,000	603,200
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.37% 12/21/65 (a)(b)(c)	580,000	566,950
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.62% 12/21/65 (a)(b)(c)	2,430,000	2,390,513
James Hardie International Finance Ltd.:
4.75% 1/15/25 (a)	330,000	334,151
5% 1/15/28 (a)	335,000	338,350
MSCI, Inc. 4.75% 8/1/26 (a)	3,350,000	3,417,000
Quicken Loans, Inc. 5.25% 1/15/28 (a)	920,000	899,484
SLM Corp. 5.5% 1/25/23	1,455,000	1,460,456
		32,766,260
Diversified Media - 0.5%
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,165,000	2,200,181
Energy - 15.0%
Antero Resources Corp.:
5% 3/1/25	3,330,000	3,396,600
5.625% 6/1/23 (Reg. S)	5,015,000	5,190,525
Antero Resources Finance Corp. 5.375% 11/1/21	1,490,000	1,525,388
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	605,000	624,663
5.875% 3/31/25	1,590,000	1,713,225
7% 6/30/24	1,000,000	1,137,500
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (a)(b)(c)	3,290,000	3,279,819
Continental Resources, Inc.:
3.8% 6/1/24	1,150,000	1,127,000
4.5% 4/15/23	3,690,000	3,736,125
4.9% 6/1/44	1,730,000	1,725,675
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	2,195,000	2,266,338
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,630,000	2,708,900
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	805,000	853,300
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	195,000	197,438
5.75% 1/30/28 (a)	195,000	198,413
Energy Transfer Equity LP 4.25% 3/15/23	1,055,000	1,060,275
Ensco PLC:
4.5% 10/1/24	550,000	471,455
5.2% 3/15/25	3,000,000	2,610,000
7.75% 2/1/26	485,000	482,272
8% 1/31/24	1,314,000	1,351,778
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	850,000	850,850
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	595,000	603,925
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,755,000	2,768,775
5.75% 10/1/25 (a)	1,294,000	1,332,820
Jonah Energy LLC 7.25% 10/15/25 (a)	750,000	756,563
Nabors Industries, Inc.:
5.5% 1/15/23	1,490,000	1,490,000
5.75% 2/1/25 (a)	1,140,000	1,122,296
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	365,000	366,825
4.5% 9/15/27 (a)	255,000	251,494
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	755,000	754,056
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	140,000	141,442
4.875% 8/15/27 (a)	140,000	143,850
Noble Holding International Ltd.:
5.25% 3/15/42	575,000	380,938
7.7% 4/1/25 (b)	835,000	749,413
7.75% 1/15/24	1,319,000	1,223,373
NuStar Logistics LP:
4.8% 9/1/20	445,000	453,900
5.625% 4/28/27	940,000	983,193
Precision Drilling Corp.:
5.25% 11/15/24	360,000	351,000
6.5% 12/15/21	233,000	237,660
7.125% 1/15/26 (a)	375,000	390,000
7.75% 12/15/23	830,000	890,175
Range Resources Corp.:
4.875% 5/15/25	850,000	825,563
5% 8/15/22	1,625,000	1,637,188
5% 3/15/23	890,000	887,775
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	2,120,000	2,125,300
5% 1/15/28 (a)	1,390,000	1,376,100
5.125% 2/1/25	390,000	392,925
5.375% 2/1/27	390,000	396,825
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	235,000	232,650
5% 1/31/28 (a)	235,000	231,769
The Williams Companies, Inc. 3.7% 1/15/23	2,635,000	2,615,238
Whiting Petroleum Corp.:
5.75% 3/15/21	385,000	398,475
6.625% 1/15/26 (a)	630,000	644,963
		63,664,008
Food & Drug Retail - 0.0%
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	65,000	62,075
Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,905,000	1,781,175
Darling International, Inc. 5.375% 1/15/22	1,492,000	1,527,435
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,375,000	1,395,625
4.875% 11/1/26 (a)	1,065,000	1,086,300
Vector Group Ltd. 6.125% 2/1/25 (a)	2,205,000	2,287,688
		8,078,223
Gaming - 3.9%
MCE Finance Ltd. 4.875% 6/6/25 (a)	3,225,000	3,222,051
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	6,595,000	6,512,563
4.5% 1/15/28 (a)	1,030,000	1,004,894
Scientific Games Corp.:
5% 10/15/25 (a)(d)	700,000	701,750
7% 1/1/22 (a)	1,460,000	1,540,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,930,000	1,898,638
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	405,000	400,950
5.5% 10/1/27 (a)	1,210,000	1,206,975
		16,488,121
Healthcare - 5.8%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	140,000	133,000
Community Health Systems, Inc.:
5.125% 8/1/21	1,080,000	1,007,100
6.25% 3/31/23	2,155,000	1,993,375
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,195,000	1,209,938
HCA Holdings, Inc.:
5% 3/15/24	1,055,000	1,099,838
5.25% 6/15/26	1,545,000	1,615,761
Hologic, Inc.:
4.375% 10/15/25 (a)	220,000	220,000
4.625% 2/1/28 (a)	150,000	150,000
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	610,000	604,022
5.25% 8/1/26	1,455,000	1,498,650
6.375% 3/1/24	880,000	938,080
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	995,000	1,017,388
Service Corp. International 4.625% 12/15/27	920,000	911,950
Teleflex, Inc.:
4.625% 11/15/27	190,000	189,067
4.875% 6/1/26	5,830,000	5,939,313
Tenet Healthcare Corp.:
4.375% 10/1/21	1,100,000	1,100,000
4.625% 7/15/24 (a)	715,000	702,488
THC Escrow Corp. III 5.125% 5/1/25 (a)	1,200,000	1,183,500
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	755,000	762,928
6.5% 3/15/22 (a)	695,000	728,221
7% 3/15/24 (a)	1,340,000	1,425,010
		24,429,629
Homebuilders/Real Estate - 2.0%
CalAtlantic Group, Inc. 5.25% 6/1/26	1,765,000	1,848,838
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,045,000	1,055,450
Lennar Corp. 4.75% 11/29/27 (a)	615,000	621,150
M.D.C. Holdings, Inc. 6% 1/15/43	345,000	339,825
M/I Homes, Inc. 5.625% 8/1/25	295,000	300,163
Mattamy Group Corp.:
6.5% 10/1/25 (a)	480,000	505,800
6.875% 12/15/23 (a)	245,000	259,088
PulteGroup, Inc. 5% 1/15/27	895,000	929,637
Starwood Property Trust, Inc.:
3.625% 2/1/21 (a)	1,105,000	1,106,348
4.75% 3/15/25 (a)	440,000	434,500
Toll Brothers Finance Corp. 4.875% 3/15/27	963,000	1,001,520
		8,402,319
Hotels - 0.8%
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,345,000	2,334,166
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	750,000	756,000
4.875% 4/1/27	445,000	455,013
		3,545,179
Leisure - 0.2%
Mattel, Inc. 6.75% 12/31/25 (a)	395,000	399,938
Voc Escrow Ltd. 5% 2/15/28 (a)	365,000	364,088
		764,026
Metals/Mining - 3.7%
ArcelorMittal SA 6.125% 6/1/25	385,000	437,938
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,560,000	1,583,400
5.125% 5/15/24 (a)	580,000	586,888
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,505,000	5,463,713
3.875% 3/15/23	1,625,000	1,614,844
4.55% 11/14/24	2,340,000	2,378,025
5.4% 11/14/34	285,000	297,255
5.45% 3/15/43	320,000	328,800
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	2,660,000	2,786,350
		15,477,213
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	1,425,000	1,400,063
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	440,000	436,700
5.25% 6/1/26 (a)	670,000	683,400
		2,520,163
Services - 1.6%
Aramark Services, Inc.:
4.75% 6/1/26	2,460,000	2,475,375
5% 2/1/28 (a)	750,000	760,781
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	415,000	410,850
4.375% 8/15/27 (a)	435,000	431,738
CDK Global, Inc. 4.875% 6/1/27 (a)	505,000	505,808
Corrections Corp. of America 5% 10/15/22	105,000	109,200
Hertz Corp. 7.625% 6/1/22 (a)	660,000	689,700
IHS Markit Ltd.:
4% 3/1/26 (a)	205,000	199,106
4.75% 2/15/25 (a)	485,000	504,400
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	695,000	658,513
		6,745,471
Steel - 2.0%
ArcelorMittal SA 7.5% 10/15/39 (b)	390,000	503,100
Cliffs Natural Resources, Inc. 4.875% 1/15/24 (a)	920,000	915,400
Commercial Metals Co. 5.375% 7/15/27	1,785,000	1,834,088
Steel Dynamics, Inc.:
4.125% 9/15/25	1,150,000	1,138,155
5.125% 10/1/21	3,850,000	3,946,250
		8,336,993
Technology - 6.9%
EMC Corp. 2.65% 6/1/20	1,880,000	1,851,695
Gartner, Inc. 5.125% 4/1/25 (a)	390,000	405,483
Micron Technology, Inc.:
5.25% 1/15/24 (a)	580,000	603,200
5.5% 2/1/25	615,000	644,981
5.625% 1/15/26 (a)	2,825,000	2,973,313
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	2,280,000	2,297,100
5.625% 12/15/26	1,495,000	1,544,933
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	3,470,000	3,500,363
4.125% 6/1/21 (a)	2,490,000	2,546,025
4.625% 6/15/22 (a)	1,560,000	1,624,350
4.625% 6/1/23 (a)	1,705,000	1,777,974
Open Text Corp. 5.875% 6/1/26 (a)	5,015,000	5,278,288
Qorvo, Inc. 7% 12/1/25	1,371,000	1,480,680
Sensata Technologies BV 5% 10/1/25 (a)	1,915,000	1,986,813
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	435,000	467,625
Symantec Corp. 5% 4/15/25 (a)	215,000	219,263
		29,202,086
Telecommunications - 5.6%
Altice Financing SA:
6.625% 2/15/23 (a)	4,860,000	4,922,694
7.5% 5/15/26 (a)	433,000	449,779
Equinix, Inc. 5.375% 5/15/27	485,000	509,250
Inmarsat Finance PLC 4.875% 5/15/22 (a)	600,000	595,500
Level 3 Financing, Inc. 5.25% 3/15/26	1,186,000	1,163,763
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,470,000	1,498,481
4.5% 2/1/26	845,000	849,343
4.75% 2/1/28	560,000	562,100
6.375% 3/1/25	2,980,000	3,169,975
6.5% 1/15/24	2,535,000	2,693,564
6.625% 4/1/23	35,000	36,376
Telecom Italia Capital SA:
6% 9/30/34	1,430,000	1,590,875
6.375% 11/15/33	1,885,000	2,167,750
Telecom Italia SpA 5.303% 5/30/24 (a)	515,000	543,969
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,200,000	2,189,000
Wind Tre SpA 5% 1/20/26 (a)	895,000	812,320
		23,754,739
Utilities - 6.1%
Calpine Corp. 5.25% 6/1/26 (a)	580,000	569,125
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,140,000	3,481,475
DPL, Inc. 6.75% 10/1/19	1,605,000	1,693,275
NRG Energy, Inc.:
5.75% 1/15/28 (a)	515,000	515,103
6.25% 5/1/24	360,000	376,337
6.625% 1/15/27	1,390,000	1,466,450
NRG Yield Operating LLC 5% 9/15/26	790,000	793,950
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	9,687,717	10,656,489
The AES Corp.:
4.875% 5/15/23	3,105,000	3,179,520
5.125% 9/1/27	1,040,000	1,089,400
6% 5/15/26	1,880,000	2,020,436
		25,841,560

TOTAL NONCONVERTIBLE BONDS		348,038,238

TOTAL CORPORATE BONDS
(Cost $341,133,182)		349,387,237

Bank Loan Obligations - 5.6%
Aerospace - 1.1%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3646% 6/9/23 (b)(c)	3,752,820	3,784,794
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.6662% 8/22/24 (b)(c)	1,039,775	1,047,864

TOTAL AEROSPACE		4,832,658

Air Transportation - 1.5%
American Airlines, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 3.5538% 10/10/21 (b)(c)	3,903,466	3,917,284
3 month U.S. LIBOR + 2.000% 3.5595% 12/14/23 (b)(c)	1,287,000	1,291,106
United Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7723% 4/1/24 (b)(c)	1,181,075	1,185,870

TOTAL AIR TRANSPORTATION		6,394,260

Broadcasting - 0.4%
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.5525% 10/4/23 (b)(c)	1,596,883	1,606,273
Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/12/26 (b)(c)	140,000	140,963
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8095% 9/30/25 (b)(c)	1,155,000	1,157,402
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.5669% 1/19/21 (b)(c)	565,725	568,112
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.0595% 4/15/25 (b)(c)	1,335,000	1,333,785

TOTAL CABLE/SATELLITE TV		3,200,262

Chemicals - 0.1%
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2/8/25 (c)(e)	30,000	30,263
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	65,000	65,580
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	150,000	151,340

TOTAL CHEMICALS		247,183

Containers - 0.0%
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/18/25 (c)(e)	70,000	70,776
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8095% 12/15/22 (b)(c)	825,776	828,460
Food & Drug Retail - 0.1%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (b)(c)	294,918	292,859
Food/Beverage/Tobacco - 0.1%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 5/24/24 (b)(c)	238,800	240,192
Gaming - 0.3%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 4/18/24 (b)(c)	935,300	942,081
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 8/14/24 (b)(c)	379,050	380,998

TOTAL GAMING		1,323,079

Services - 0.1%
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.5735% 3/11/25 (b)(c)	340,000	342,832
Technology - 0.3%
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 2/15/24 (b)(c)	1,326,018	1,335,301
Telecommunications - 0.4%
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.6959% 2/22/24 (b)(c)	1,200,000	1,205,004
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.125% 2/3/24 (b)(c)	436,700	437,608

TOTAL TELECOMMUNICATIONS		1,642,612

Utilities - 0.3%
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/28/24 (b)(c)	335,000	339,188
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.454% 5/24/22 (b)(c)	1,151,300	1,155,376

TOTAL UTILITIES		1,494,564

TOTAL BANK LOAN OBLIGATIONS
(Cost $23,685,064)		23,851,311

Preferred Securities - 8.8%
Banks & Thrifts - 8.5%
Bank of America Corp.:
6.1% (b)(f)	2,835,000	3,123,704
6.25% (b)(f)	3,180,000	3,512,708
6.5% (b)(f)	3,150,000	3,580,875
Barclays Bank PLC 7.625% 11/21/22	6,180,000	7,092,636
Barclays PLC 6.625% (b)(f)	935,000	968,588
Citigroup, Inc.:
5.95% (b)(f)	10,630,000	11,377,485
5.95% (b)(f)	1,070,000	1,146,223
Credit Agricole SA 6.625% (a)(b)(f)	3,293,000	3,434,761
Goldman Sachs Group, Inc. 5% (b)(f)	1,520,000	1,510,835
Royal Bank of Scotland Group PLC 7.5% (b)(f)	425,000	452,891

TOTAL BANKS & THRIFTS		36,200,706

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(f)	1,135,000	1,185,574
TOTAL PREFERRED SECURITIES
(Cost $34,739,665)		37,386,280
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.39% (g)
(Cost $6,519,817)	6,518,514	6,519,817
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $406,077,728)		417,144,645
NET OTHER ASSETS (LIABILITIES) - 1.4%		5,803,403
NET ASSETS - 100%		$422,948,048

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $168,001,169 or 39.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$123,194
Total	$123,194

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$349,387,237	$--	$349,387,237	$--
Bank Loan Obligations	23,851,311	--	23,851,311	--
Preferred Securities	37,386,280	--	37,386,280	--
Money Market Funds	6,519,817	6,519,817	--	--
Total Investments in Securities:	$417,144,645	$6,519,817	$410,624,828	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global High Income Fund

January 31, 2018

GHI-QTLY-0318
1.926257.106

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 79.8%
		Principal Amount(a)	Value
Aerospace - 0.3%
Bombardier, Inc. 7.5% 12/1/24 (b)		$80,000	$84,100
DAE Funding LLC:
4.5% 8/1/22 (b)		50,000	49,750
5% 8/1/24 (b)		65,000	64,513
Leonardo SpA 4.875% 3/24/25	EUR	200,000	299,828

TOTAL AEROSPACE			498,191

Air Transportation - 1.2%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		350,000	374,259
Azul Investments LLP 5.875% 10/26/24 (b)		200,000	199,000
Continental Airlines, Inc. 6.125% 4/29/18		55,000	55,479
Leonardo SpA 1.5% 6/7/24 (Reg. S)	EUR	200,000	246,671
Rumo Luxembourg Sarl:
5.875% 1/18/25 (b)		200,000	202,500
7.375% 2/9/24 (b)		300,000	327,375
United Continental Holdings, Inc.:
4.25% 10/1/22		300,000	301,500
6.375% 6/1/18		45,000	45,450

TOTAL AIR TRANSPORTATION			1,752,234

Automotive - 0.4%
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	252,874
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	307,500

TOTAL AUTOMOTIVE			560,374

Automotive & Auto Parts - 1.7%
Allison Transmission, Inc. 4.75% 10/1/27 (b)		300,000	298,500
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		130,000	134,550
Delphi Technologies PLC 5% 10/1/25 (b)		80,000	79,800
Faurecia SA 3.625% 6/15/23 (Reg. S)	EUR	100,000	130,415
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	200,000	255,824
Gestamp Funding SA 3.5% 5/15/23 (Reg. S)	EUR	100,000	129,638
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (c)	EUR	300,000	401,331
Jaguar Land Rover PLC 4.5% 10/1/27 (b)		230,000	226,550
Lithia Motors, Inc. 5.25% 8/1/25 (b)		40,000	41,200
Metalsa SA de CV 4.9% 4/24/23 (b)		200,000	201,102
Tenedora Nemak SA de CV 4.75% 1/23/25 (b)		300,000	304,203
ZF North America Capital, Inc. 2.75% 4/27/23 (Reg. S)	EUR	200,000	268,547

TOTAL AUTOMOTIVE & AUTO PARTS			2,471,660

Banks & Thrifts - 6.3%
Access Bank PLC 10.5% 10/19/21 (b)		200,000	226,000
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		200,000	208,750
Ally Financial, Inc.:
5.75% 11/20/25		945,000	1,011,150
8% 12/31/18		225,000	234,281
8% 11/1/31		257,000	326,390
8% 11/1/31		1,115,000	1,421,625
Banco de Bogota SA 6.25% 5/12/26 (b)		200,000	217,000
Banco Internacional del Peru SAA 6.625% 3/19/29 (b)(c)		200,000	225,200
Banco Macro SA 6.75% 11/4/26 (b)(c)		300,000	309,741
Bank of Ireland 10% 12/19/22	EUR	100,000	175,524
Bankia SA 3.375% 3/15/27 (Reg. S) (c)	EUR	100,000	133,021
CaixaBank SA 2.75% 7/14/28 (Reg. S) (c)	EUR	100,000	129,500
HOIST Kredit AB 1.125% 10/4/21 (Reg. S)	EUR	200,000	248,911
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	202,000
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	373,695
JSC BGEO Group 6% 7/26/23 (b)		450,000	469,899
Mercury Bondco PLC 7.125% 5/30/21 pay-in-kind(Reg. S) (c)	EUR	300,000	386,520
Pearl Holding III Ltd. 9.5% 12/11/22		200,000	199,164
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		200,000	211,641
Roadster Finance Designated Activity Co. 2.375% 12/8/27	EUR	100,000	124,492
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	100,000	128,410
5.125% 5/28/24		317,000	331,189
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	203,500
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(c)		200,000	200,158
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		200,000	201,314
Turkiye Vakiflar Bankasi TAO 3.5% 6/17/19 (Reg. S)	EUR	100,000	127,314
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	154,323
VimpelCom Holdings BV 4.95% 6/16/24 (b)		300,000	301,200
Yihua Overseas Investment Ltd. 8.5% 10/23/20 (Reg. S)		200,000	198,000
Zenith Bank PLC:
6.25% 4/22/19 (b)		200,000	204,660
7.375% 5/30/22 (b)		200,000	210,600

TOTAL BANKS & THRIFTS			9,095,172

Broadcasting - 0.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	102,000
4.75% 8/1/25		125,000	124,844
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		20,000	19,925
5% 8/1/27 (b)		125,000	124,063
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		400,000	428,000

TOTAL BROADCASTING			798,832

Building Materials - 1.4%
Alam Synergy Pte. Ltd. 6.625% 4/24/22		200,000	196,821
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		115,000	120,319
CEMEX Finance LLC:
4.625% 6/15/24	EUR	100,000	134,654
6% 4/1/24 (Reg. S)		250,000	262,625
CEMEX S.A.B. de CV 2.75% 12/5/24 (Reg. S)	EUR	100,000	126,266
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	204,102
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		70,000	77,175
Grupo Cementos de Chihuahua S.A.B. de CV 5.25% 6/23/24 (b)		200,000	202,920
HD Supply, Inc. 5.75% 4/15/24 (b)		30,000	32,100
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	98,750
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (Reg. S)		200,000	200,750
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	311,250
USG Corp. 4.875% 6/1/27 (b)		15,000	15,375

TOTAL BUILDING MATERIALS			1,983,107

Cable/Satellite TV - 4.3%
Altice SA:
7.625% 2/15/25 (b)		700,000	642,250
7.75% 5/15/22 (b)		235,000	225,600
Altice U.S. Finance SA 7.75% 7/15/25 (b)		210,000	228,375
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	56,650
Cablevision SA 6.5% 6/15/21 (b)		300,000	316,491
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/27 (b)		545,000	530,841
5.5% 5/1/26 (b)		110,000	112,200
5.75% 1/15/24		615,000	633,450
5.75% 2/15/26 (b)		65,000	67,275
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	255,956
CSC Holdings LLC 5.375% 2/1/28 (b)		200,000	199,500
CSC Holdings, Inc. 5.5% 4/15/27 (b)		345,000	349,313
DISH DBS Corp. 5% 3/15/23		470,000	440,790
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	218,000
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	134,399
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 3.5% 1/15/27 (Reg. S)	EUR	100,000	129,040
UPCB Finance VII Ltd. 3.625% 6/15/29 (Reg. S)	EUR	400,000	489,121
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	130,152
VTR Finance BV 6.875% 1/15/24 (b)		600,000	631,500
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	157,600
Ziggo Secured Finance BV:
3.75% 1/15/25 (Reg. S)	EUR	100,000	128,035
4.25% 1/15/27 (Reg. S)	EUR	100,000	127,769

TOTAL CABLE/SATELLITE TV			6,204,307

Chemicals - 2.5%
Bayer AG 3% 7/1/75 (Reg S.) (c)	EUR	100,000	130,412
CF Industries Holdings, Inc.:
4.95% 6/1/43		270,000	251,438
5.15% 3/15/34		135,000	136,181
5.375% 3/15/44		105,000	102,638
CTC BondCo GmbH 5.25% 12/15/25	EUR	100,000	124,170
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		175,000	181,563
INEOS Finance PLC 2.125% 11/15/25 (Reg. S)	EUR	200,000	239,711
Momentive Performance Materials, Inc. 3.88% 10/24/21		200,000	208,894
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)		140,000	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		70,000	70,438
5.25% 6/1/27 (b)		70,000	69,825
OCP SA 5.625% 4/25/24 (b)		200,000	214,500
Olin Corp. 5% 2/1/30		70,000	70,088
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		200,000	202,629
Platform Specialty Products Corp.:
5.875% 12/1/25 (b)		80,000	81,300
6.5% 2/1/22 (b)		200,000	206,310
The Chemours Co. LLC 5.375% 5/15/27		25,000	25,875
TPC Group, Inc. 8.75% 12/15/20 (b)		405,000	410,063
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		300,000	307,410
Tronox Finance PLC 5.75% 10/1/25 (b)		35,000	35,788
Valvoline, Inc. 4.375% 8/15/25		400,000	398,500
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	206,029

TOTAL CHEMICALS			3,673,762

Containers - 1.7%
ARD Finance SA:
6.625% 9/15/23 pay-in-kind (c)	EUR	100,000	132,510
7.125% 9/15/23 pay-in-kind (c)		200,000	208,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
2.75% 3/15/24 (Reg. S)	EUR	100,000	127,625
6% 2/15/25 (b)		200,000	206,500
6.75% 5/15/24 (Reg. S)	EUR	100,000	136,159
7.25% 5/15/24 (b)		200,000	214,940
Ball Corp. 4.375% 12/15/23	EUR	100,000	140,847
Berry Global, Inc. 4.5% 2/15/26 (b)		200,000	199,440
Horizon Holdings I SAS 7.25% 8/1/23 (Reg. S)	EUR	100,000	131,465
Kleopatra Holdings 1 SCA 8.5% 6/30/23 pay-in-kind(Reg. S) (c)	EUR	200,000	238,154
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	216,054
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		20,000	20,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		276,196	280,684
Silgan Holdings, Inc. 3.25% 3/15/25	EUR	200,000	257,356

TOTAL CONTAINERS			2,510,484

Diversified Financial Services - 4.3%
Arena Lux Finance Sarl 2.875% 11/1/24 (Reg. S)	EUR	100,000	127,488
Arrow Global Finance PLC 3 month EURIBOR + 2.875% 2.875% 4/1/25 (Reg. S) (c)(f)	EUR	100,000	122,561
Cabot Financial Luxembourg Ii SA 3 month EURIBOR + 5.875% 5.875% 11/15/21 (c)(f)	EUR	150,000	190,408
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		135,000	143,100
Comcel Trust 6.875% 2/6/24 (b)		250,000	263,550
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (b)		150,000	151,125
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (b)		70,000	69,125
FLY Leasing Ltd. 5.25% 10/15/24		60,000	60,300
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	258,833
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		90,000	95,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		925,000	942,344
6.25% 2/1/22		30,000	30,900
6.25% 2/1/22 (b)		110,000	113,300
6.375% 12/15/25 (b)		215,000	218,763
6.75% 2/1/24		55,000	57,200
International Lease Finance Corp. 5.875% 8/15/22		175,000	192,238
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	115,799
James Hardie International Finance Ltd. 4.75% 1/15/25 (b)		200,000	202,516
LHC3 PLC 4.125% 8/15/24 pay-in-kind (Reg. S) (c)	EUR	200,000	255,201
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	53,000
Navient Corp.:
5% 10/26/20		54,000	54,961
6.5% 6/15/22		435,000	458,386
7.25% 9/25/23		55,000	59,263
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (b)		40,000	42,000
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		660,000	730,125
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		25,000	24,438
6.875% 2/15/23 (b)		30,000	30,150
SLM Corp.:
5.5% 1/25/23		475,000	476,781
6.125% 3/25/24		205,000	209,100
8% 3/25/20		190,000	205,381
Verisure Holding AB 6% 11/1/22 (Reg. S)	EUR	234,000	308,492

TOTAL DIVERSIFIED FINANCIAL SERVICES			6,262,678

Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (b)		15,000	14,813
MDC Partners, Inc. 6.5% 5/1/24 (b)		130,000	130,975
Viacom, Inc.:
5.875% 2/28/57 (c)		75,000	76,175
6.25% 2/28/57 (c)		90,000	92,813

TOTAL DIVERSIFIED MEDIA			314,776

Energy - 12.0%
Afren PLC 10.25% 4/8/19 (b)(d)(e)		285,920	240
Antero Resources Corp.:
5.125% 12/1/22		215,000	219,625
5.625% 6/1/23 (Reg. S)		80,000	82,800
Anton Oilfield Services Group 9.75% 12/5/20 (Reg. S)		200,000	211,518
Areva SA 4.875% 9/23/24	EUR	300,000	421,157
Borets Finance DAC 6.5% 4/7/22 (b)		200,000	211,250
Calfrac Holdings LP 7.5% 12/1/20 (b)		155,000	153,450
California Resources Corp. 8% 12/15/22 (b)		455,000	380,778
Callon Petroleum Co. 6.125% 10/1/24		25,000	25,938
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		20,000	20,650
Centennial Resource Prod LLC 5.375% 1/15/26 (b)		75,000	76,125
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		70,000	72,275
5.875% 3/31/25		80,000	86,200
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 4.9702% 4/15/19 (c)(f)		70,000	69,650
4.875% 4/15/22		180,000	171,000
5.75% 3/15/23		65,000	60,775
8% 12/15/22 (b)		168,000	180,180
8% 1/15/25 (b)		305,000	308,050
8% 6/15/27 (b)		560,000	554,400
China Jinjiang Environment Holding Co. Ltd. 6% 7/27/20 (Reg. S)		200,000	199,044
China Singyes Solar Tech Holdings Ltd. 7.95% 2/15/19		200,000	196,527
China WindPower Group Ltd. 7.9% 1/23/21		200,000	202,274
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	165,850
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (b)(c)(f)		475,000	473,530
6.875% 6/15/25 (b)		275,000	290,813
Continental Resources, Inc. 4.375% 1/15/28 (b)		95,000	94,658
ContourGlobal Power Holdings SA 5.125% 6/15/21 (Reg. S)	EUR	200,000	256,962
Covey Park Energy LLC 7.5% 5/15/25 (b)		85,000	89,675
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		10,000	9,638
EDC Finance Ltd. 4.875% 4/17/20 (b)		200,000	202,407
EDF SA 5.375% 12/31/99 (c)	EUR	100,000	140,656
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		35,000	35,438
5.75% 1/30/28 (b)		35,000	35,613
Ensco PLC:
4.5% 10/1/24		140,000	120,007
5.2% 3/15/25		30,000	26,100
7.75% 2/1/26		85,000	84,522
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (b)		35,000	36,838
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		15,000	15,188
6% 10/1/22		300,000	304,500
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)		40,000	43,300
FTS International, Inc. 6.25% 5/1/22		160,000	161,600
Gaz Capital SA:
2.25% 11/22/24	EUR	200,000	248,931
3.125% 11/17/23	EUR	100,000	131,604
3.6% 2/26/21 (Reg. S)	EUR	300,000	400,832
Geo Coal International Pte Ltd. 8% 10/4/22 (Reg. S)		200,000	201,025
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		100,000	101,500
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	321,600
5.75% 10/1/25 (b)		200,000	206,000
Hilong Holding Ltd. 7.25% 6/22/20 (Reg. S)		200,000	204,090
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		200,000	200,750
Jonah Energy LLC 7.25% 10/15/25 (b)		105,000	105,919
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	205,500
Medco Strait Services Pte. Ltd. 8.5% 8/17/22		200,000	213,804
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		50,000	50,250
4.5% 9/15/27 (b)		35,000	34,519
NGPL PipeCo LLC:
4.375% 8/15/22 (b)		15,000	15,155
4.875% 8/15/27 (b)		15,000	15,413
Noble Holding International Ltd.:
6.05% 3/1/41		5,000	3,475
6.2% 8/1/40		85,000	61,200
7.75% 1/15/24		127,000	117,793
7.875% 2/1/26 (b)		80,000	81,500
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		400,000	423,168
NuStar Logistics LP 5.625% 4/28/27		30,000	31,379
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	46,350
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)(d)		380,000	220,400
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		88,000	98,890
Pan American Energy LLC 7.875% 5/7/21 (b)		400,000	427,356
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (b)		35,000	35,963
6.25% 6/1/24 (b)		10,000	10,550
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		130,000	136,500
7.25% 6/15/25		70,000	73,735
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (b)		130,000	135,200
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		20,000	20,774
6.375% 3/31/25 (b)		25,000	26,250
Petrobras Energia SA 7.375% 7/21/23 (Reg. S)		200,000	216,290
Pride International, Inc. 7.875% 8/15/40		95,000	84,313
Puma International Financing SA:
5.125% 10/6/24 (Reg. S)		200,000	203,784
6.75% 2/1/21 (Reg. S)		200,000	203,104
Range Resources Corp. 4.875% 5/15/25		60,000	58,275
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (c)	EUR	200,000	280,590
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	126,250
Sabine Pass Liquefaction LLC 5.625% 3/1/25		15,000	16,398
SemGroup Corp. 7.25% 3/15/26 (b)		185,000	191,475
SESI LLC 7.75% 9/15/24 (b)		40,000	43,000
Sibur Securities Dac 4.125% 10/5/23 (b)		200,000	199,500
SM Energy Co.:
5% 1/15/24		65,000	63,375
5.625% 6/1/25		110,000	108,900
6.125% 11/15/22		75,000	77,906
6.5% 11/15/21		30,000	30,638
6.5% 1/1/23		15,000	15,300
6.75% 9/15/26		25,000	26,063
Southwestern Energy Co.:
7.5% 4/1/26		65,000	68,006
7.75% 10/1/27		50,000	51,875
Src Energy, Inc. 6.25% 12/1/25 (b)		45,000	46,350
Summit Midstream Holdings LLC 5.75% 4/15/25		45,000	45,338
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (b)		90,000	91,667
5.5% 2/15/26 (b)		75,000	76,571
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		35,000	35,263
5.375% 2/1/27		35,000	35,613
Tecpetrol SA 4.875% 12/12/22 (b)		100,000	97,845
Teine Energy Ltd. 6.875% 9/30/22 (b)		85,000	87,975
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		40,000	39,600
5% 1/31/28 (b)		40,000	39,450
6.625% 6/15/25 (b)(c)		1,210,000	1,320,413
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		45,000	48,769
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		200,000	205,802
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		389,847	413,058
Trinidad Drilling Ltd. 6.625% 2/15/25 (b)		25,000	24,500
Tupras Turkiye Petrol Rafinerileri A/S 4.5% 10/18/24 (b)		200,000	196,742
Ultra Resources, Inc.:
6.875% 4/15/22 (b)		55,000	55,000
7.125% 4/15/25 (b)		40,000	39,950
Ultrapar Participacoes SA 5.25% 10/6/26 (b)		200,000	203,440
Verisure Midholding AB 5.75% 12/1/23 (Reg. S)	EUR	150,000	187,294
Whiting Petroleum Corp. 6.625% 1/15/26 (b)		55,000	56,306
WPX Energy, Inc.:
7.5% 8/1/20		44,000	47,520
8.25% 8/1/23		60,000	68,850
YPF SA:
7% 12/15/47 (b)		100,000	95,040
8.5% 3/23/21 (b)		175,000	193,760
8.5% 7/28/25 (b)		400,000	454,000

TOTAL ENERGY			17,369,734

Entertainment/Film - 0.8%
AMC Entertainment Holdings, Inc. 6.125% 5/15/27		45,000	43,954
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	170,095
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		914,986	887,536

TOTAL ENTERTAINMENT/FILM			1,101,585

Environmental - 0.8%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)		25,000	25,250
Covanta Holding Corp.:
5.875% 3/1/24		110,000	111,650
5.875% 7/1/25		15,000	15,263
6.375% 10/1/22		95,000	97,256
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		445,000	462,800
Tervita Escrow Corp. 7.625% 12/1/21 (b)		395,000	395,494
Waste Pro U.S.A., Inc. 5.5% 2/15/26		30,000	30,525

TOTAL ENVIRONMENTAL			1,138,238

Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25		80,000	71,400
6.625% 6/15/24		35,000	33,250
Albertsons, Inc.:
6.625% 6/1/28		75,000	60,188
7.45% 8/1/29		5,000	4,400
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (b)		90,000	88,763
9.375% 9/15/18 pay-in-kind (b)(c)		88,984	36,928
Casino Guichard Perrachon SA 5.976% 5/26/21 (c)	EUR	100,000	143,784
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		25,000	26,688
Darling Global Finance BV 4.75% 5/30/22 (Reg. S)	EUR	100,000	128,025
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		35,000	33,425
Rite Aid Corp. 6.875% 12/15/28 (b)(c)		505,000	409,050
Tesco PLC 5.125% 4/10/47	EUR	200,000	310,211
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		165,000	96,938

TOTAL FOOD & DRUG RETAIL			1,443,050

Food/Beverage/Tobacco - 2.4%
Central American Bottling Corp. 5.75% 1/31/27 (b)		200,000	209,700
ESAL GmbH 6.25% 2/5/23 (b)		105,000	101,850
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	318,750
JBS Investments GmbH:
7.25% 4/3/24 (b)		343,000	343,858
7.75% 10/28/20 (b)		170,000	174,675
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		415,000	410,937
5.875% 7/15/24 (b)		10,000	10,025
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	45,675
4.875% 11/1/26 (b)		45,000	45,900
MHP SA 7.75% 5/10/24 (b)		300,000	329,175
Minerva Luxembourg SA 6.5% 9/20/26 (b)		500,000	503,600
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)		25,000	25,250
5.875% 9/30/27 (b)		45,000	45,113
Post Holdings, Inc.:
5.5% 3/1/25 (b)		75,000	77,250
5.625% 1/15/28 (b)		110,000	109,626
5.75% 3/1/27 (b)		160,000	161,000
Tbla International Pte. Ltd. 7% 1/24/23		400,000	400,055
U.S. Foods, Inc. 5.875% 6/15/24 (b)		70,000	72,975
Vector Group Ltd. 6.125% 2/1/25 (b)		150,000	155,625

TOTAL FOOD/BEVERAGE/TOBACCO			3,541,039

Gaming - 1.6%
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	200,000	278,716
Codere Finance (Luxembourg) SA 6.75% 11/1/21 (Reg. S)	EUR	200,000	260,532
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		220,000	218,374
Eldorado Resorts, Inc. 6% 4/1/25		70,000	73,063
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26		30,000	32,100
MGM Growth Properties Operating Partnership LP 4.5% 1/15/28 (b)		50,000	48,781
MGM Mirage, Inc. 8.625% 2/1/19		115,000	121,038
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		15,000	15,554
Scientific Games Corp.:
5% 10/15/25 (b)(g)		130,000	130,325
7% 1/1/22 (b)		45,000	47,475
10% 12/1/22		270,000	295,988
Station Casinos LLC 5% 10/1/25 (b)		90,000	90,788
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	204,750
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		45,000	43,214
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		85,000	83,619
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		200,000	198,000
5.5% 10/1/27 (b)		200,000	199,500

TOTAL GAMING			2,341,817

Healthcare - 5.9%
Catalent Pharma Solutions 4.875% 1/15/26 (b)		25,000	25,000
Community Health Systems, Inc.:
5.125% 8/1/21		100,000	93,250
6.25% 3/31/23		455,000	420,875
6.875% 2/1/22		280,000	199,675
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	101,250
Ephios Bondco PLC 6.25% 7/1/22	EUR	100,000	130,208
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	127,023
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	356,530
HCA Holdings, Inc.:
4.5% 2/15/27		500,000	498,125
5.875% 3/15/22		274,000	294,036
5.875% 2/15/26		85,000	88,931
7.5% 2/15/22		180,000	202,050
HealthSouth Corp.:
5.75% 11/1/24		150,000	153,000
5.75% 9/15/25		15,000	15,506
Hologic, Inc.:
4.375% 10/15/25 (b)		75,000	75,000
4.625% 2/1/28 (b)		30,000	30,000
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	300,000	379,929
5% 10/15/26 (b)		120,000	122,250
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27		75,000	74,265
Nidda Healthcare Holding AG 3.5% 9/30/24 (Reg. S)	EUR	200,000	250,234
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		205,000	205,000
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		145,000	150,981
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		200,000	197,500
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	158,488
5.5% 2/1/21		120,000	123,150
Teleflex, Inc. 4.625% 11/15/27		30,000	29,853
Tenet Healthcare Corp.:
4.625% 7/15/24 (b)		165,000	162,113
6.75% 6/15/23		470,000	463,538
7.5% 1/1/22 (b)		40,000	42,328
8.125% 4/1/22		515,000	531,418
Teva Pharmaceutical Finance Netherlands III BV 1.25% 3/31/23 (Reg. S)	EUR	300,000	341,472
THC Escrow Corp. III 5.125% 5/1/25 (b)		210,000	207,113
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		475,000	472,031
5.5% 3/1/23 (b)		115,000	102,889
5.5% 11/1/25 (b)		110,000	111,155
5.875% 5/15/23 (b)		735,000	663,705
6.125% 4/15/25 (b)		155,000	138,756
6.5% 3/15/22 (b)		80,000	83,824
6.75% 8/15/21 (b)		30,000	29,700
7% 3/15/24 (b)		160,000	170,150
7.25% 7/15/22 (b)		25,000	24,750
7.5% 7/15/21 (b)		273,000	274,024
9% 12/15/25 (b)		85,000	87,311
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	90,200
Wellcare Health Plans, Inc. 5.25% 4/1/25		50,000	52,210

TOTAL HEALTHCARE			8,550,796

Homebuilders/Real Estate - 3.1%
American Woodmark Corp. 4.875% 3/15/26 (b)(g)		335,000	335,000
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		241,000	244,615
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		5,000	5,199
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		15,000	15,825
6.5% 12/15/20 (b)		115,000	117,300
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	211,000
Central China Real Estate Ltd. 8.75% 1/23/21 (Reg. S)		200,000	213,500
Evergrande Real Estate Group Ltd.:
8.25% 3/23/22 (Reg. S)		200,000	209,738
8.75% 6/28/25 (Reg. S)		200,000	206,471
Fantasia Holdings Group Co. Ltd. 7.375% 10/4/21 (Reg. S)		200,000	198,855
Howard Hughes Corp. 5.375% 3/15/25 (b)		110,000	111,100
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	167,321
Jiayuan International Group Ltd. 8.25% 11/14/18 (Reg. S)		200,000	200,504
Jingrui Holdings Ltd. 7.75% 4/12/20		200,000	194,078
KWG Property Holding Ltd. 5.2% 9/21/22 (Reg. S)		200,000	194,600
Lodha Development Intrnl Mauritius Ltd. 12% 3/13/20 (Reg. S)		400,000	419,000
Marquee Land Pte. Ltd. 9.75% 8/5/19 (Reg. S)		37,000	38,684
Mattamy Group Corp. 6.875% 12/15/23 (b)		25,000	26,438
Modernland Overseas Pte Ltd. 6.95% 4/13/24		200,000	202,984
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		300,000	326,205
Oceanwide Holdings International 2015 Co., Ltd. 9.625% 8/11/20 (Reg. S)		200,000	201,042
Ryland Group, Inc. 5.375% 10/1/22		55,000	58,300
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		30,000	30,900
6.125% 4/1/25 (b)		30,000	31,275
Starwood Property Trust, Inc. 4.75% 3/15/25 (b)		75,000	74,063
Theta Capital Pte Ltd. 6.75% 10/31/26 (Reg. S)		200,000	196,692
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	90,818
William Lyon Homes, Inc. 5.875% 1/31/25		40,000	40,900
Yida China Holdings 6.95% 4/19/20 (Reg. S)		200,000	181,044

TOTAL HOMEBUILDERS/REAL ESTATE			4,543,451

Hotels - 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		70,000	70,560
4.875% 4/1/27		40,000	40,900

TOTAL HOTELS			111,460

Insurance - 0.4%
Acrisure LLC 7% 11/15/25 (b)		115,000	114,425
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		120,000	126,600
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	100,000	160,005
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	145,600
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		75,000	77,250

TOTAL INSURANCE			623,880

Leisure - 0.7%
Boparan Finance PLC 4.375% 7/15/21 (Reg. S)	EUR	100,000	121,051
Cedar Fair LP / Canada's Wonderland Co. 5.375% 4/15/27 (b)		35,000	36,488
Mattel, Inc. 6.75% 12/31/25 (b)		305,000	308,813
Merlin Entertainments PLC 2.75% 3/15/22	EUR	100,000	129,146
Silversea Cruises 7.25% 2/1/25 (b)		25,000	26,950
Viking Cruises Ltd. 5.875% 9/15/27 (b)		370,000	371,850
Voc Escrow Ltd. 5% 2/15/28 (b)		70,000	69,825

TOTAL LEISURE			1,064,123

Metals/Mining - 3.2%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	293,351
ABM Industries, Inc. 7.125% 8/1/22 (Reg. S)		200,000	206,525
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)(e)		210,000	0
Anglo American Capital PLC 1.75% 4/3/18 (Reg. S)	EUR	100,000	124,528
Constellium NV 5.875% 2/15/26 (b)		250,000	255,000
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		85,000	87,975
7.25% 5/15/22 (b)		220,000	228,250
7.25% 4/1/23 (b)		500,000	529,375
7.5% 4/1/25 (b)		200,000	214,260
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (b)		45,000	45,675
Freeport-McMoRan, Inc.:
6.75% 2/1/22		50,000	51,813
6.875% 2/15/23		215,000	235,963
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		200,000	205,000
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	45,379
Minsur SA 6.25% 2/7/24 (Reg. S)		200,000	221,000
Murray Energy Corp. 11.25% 4/15/21 (b)		30,000	16,200
New Gold, Inc. 6.375% 5/15/25 (b)		105,000	110,775
Novelis Corp. 5.875% 9/30/26 (b)		70,000	72,100
Polyus Finance PLC 5.25% 2/7/23 (b)		200,000	206,090
Southern Copper Corp. 7.5% 7/27/35		150,000	205,159
Stillwater Mining Co. 6.125% 6/27/22 (b)		200,000	204,660
Vedanta Resources PLC:
6.125% 8/9/24		200,000	201,793
6.375% 7/30/22 (b)		400,000	416,960
VM Holding SA 5.375% 5/4/27 (b)		200,000	212,000
Zhongrong International Resour 7.25% 10/26/20 (Reg. S)		200,000	195,842

TOTAL METALS/MINING			4,585,673

Paper - 0.2%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)		30,000	30,788
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	267,835

TOTAL PAPER			298,623

Publishing/Printing - 0.4%
Cengage Learning, Inc. 9.5% 6/15/24 (b)		85,000	80,538
Clear Channel International BV 8.75% 12/15/20 (b)		20,000	20,975
Harland Clarke Holdings Corp. 8.375% 8/15/22 (b)		45,000	46,913
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		250,000	245,625
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		180,000	179,325

TOTAL PUBLISHING/PRINTING			573,376

Railroad - 0.2%
RZD Capital Ltd. 3.3744% 5/20/21 (Reg. S)	EUR	200,000	264,588
Restaurants - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		160,000	157,200
4.625% 1/15/22 (b)		70,000	71,488
5% 10/15/25 (b)		140,000	140,175
Arcos Dorados Holdings, Inc. 5.875% 4/4/27 (b)		200,000	210,238
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		120,000	124,050
8.75% 10/1/25 (b)		65,000	69,388
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	49,625
5% 6/1/24 (b)		195,000	197,438
5.25% 6/1/26 (b)		100,000	102,000

TOTAL RESTAURANTS			1,121,602

Services - 3.4%
APX Group, Inc.:
7.625% 9/1/23		250,000	268,750
7.875% 12/1/22		515,000	552,338
8.75% 12/1/20		1,000,000	1,018,750
Aramark Services, Inc. 5% 2/1/28 (b)		135,000	136,941
Ashtead Capital, Inc.:
4.125% 8/15/25 (b)		200,000	198,000
4.375% 8/15/27 (b)		200,000	198,500
Avantor, Inc. 6% 10/1/24 (b)		110,000	110,963
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (b)		35,000	38,063
Bulgarian Energy Holding EAD 4.875% 8/2/21	EUR	100,000	136,167
CDK Global, Inc. 4.875% 6/1/27 (b)		105,000	105,168
eHi Car Service Co. Ltd. 5.875% 8/14/22		200,000	199,539
Ephios Holdco II PLC 8.25% 7/1/23 (Reg. S)	EUR	100,000	134,059
FTI Consulting, Inc. 6% 11/15/22		175,000	180,031
H&E Equipment Services, Inc. 5.625% 9/1/25 (b)		180,000	186,750
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		36,000	38,655
7.75% 6/1/24 (b)		36,000	39,465
IHS Markit Ltd.:
4% 3/1/26 (b)		35,000	33,994
4.75% 2/15/25 (b)		65,000	67,600
Intrum Justitia AB 2.75% 7/15/22 (Reg. S)	EUR	350,000	433,034
IPD BV 4.5% 7/15/22 (Reg. S)	EUR	100,000	127,414
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	198,000
Laureate Education, Inc. 8.25% 5/1/25 (b)		220,000	235,950
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		216,000	204,660
United Rentals North America, Inc. 5.5% 5/15/27		45,000	47,250

TOTAL SERVICES			4,890,041

Steel - 0.8%
ArcelorMittal SA:
3% 3/25/19 (Reg. S)	EUR	100,000	128,187
3.125% 1/14/22 (Reg. S)	EUR	100,000	135,328
7.25% 3/1/41 (c)		17,000	21,590
7.5% 10/15/39 (c)		146,000	188,340
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		55,000	58,988
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		25,000	26,000
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (b)		210,000	205,538
EVRAZ Group SA 5.375% 3/20/23 (b)		200,000	206,310
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	180,000	233,301

TOTAL STEEL			1,203,582

Super Retail - 0.3%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	208,200
Netflix, Inc.:
4.375% 11/15/26		110,000	107,491
4.875% 4/15/28 (b)		85,000	84,363

TOTAL SUPER RETAIL			400,054

Technology - 2.4%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		360,000	391,968
CDW LLC/CDW Finance Corp. 5% 9/1/25		20,000	20,325
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		155,000	160,675
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (b)		65,000	67,316
7.125% 6/15/24 (b)		65,000	71,013
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		320,000	342,400
Entegris, Inc. 4.625% 2/10/26 (b)		85,000	85,319
HT Global IT Solutions Holdings Ltd. 7% 7/14/21 (Reg. S)		200,000	209,501
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		165,000	175,519
Itron, Inc. 5% 1/15/26 (b)		30,000	30,150
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	47,588
Jain International Trading BV 7.125% 2/1/22 (Reg. S)		200,000	198,514
Match Group, Inc. 5% 12/15/27 (b)		60,000	60,150
Micron Technology, Inc.:
5.25% 1/15/24 (b)		60,000	62,400
5.5% 2/1/25		85,000	89,144
NXP BV/NXP Funding LLC 4.625% 6/1/23 (b)		200,000	208,560
Parametric Technology Corp. 6% 5/15/24		20,000	21,200
Sabre GLBL, Inc. 5.25% 11/15/23 (b)		85,000	85,747
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	124,800
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		410,000	459,713
STATS ChipPAC Ltd. 8.5% 11/24/20 (Reg. S)		200,000	210,500
TTM Technologies, Inc. 5.625% 10/1/25 (b)		25,000	25,688
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (b)		265,000	269,638
Western Digital Corp. 10.5% 4/1/24		110,000	128,618

TOTAL TECHNOLOGY			3,546,446

Telecommunications - 7.5%
Altice Financing SA 5.25% 2/15/23 (Reg. S)	EUR	100,000	128,494
Altice Finco SA:
4.75% 1/15/28	EUR	150,000	170,403
7.625% 2/15/25 (b)		400,000	399,000
8.125% 1/15/24 (b)		200,000	206,000
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		300,000	311,250
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		200,000	206,020
8.625% 5/6/19 (Reg. S)		200,000	206,020
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		200,000	210,750
Cellnex Telecom Sau 2.375% 1/16/24 (Reg. S)	EUR	300,000	379,762
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		200,000	203,000
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		45,000	45,900
5.375% 3/15/27		40,000	41,600
Digicel Group Ltd. 6% 4/15/21 (Reg. S)		200,000	198,000
Equinix, Inc. 5.375% 5/15/27		50,000	52,500
Frontier Communications Corp. 11% 9/15/25		300,000	234,750
GCI, Inc. 6.875% 4/15/25		85,000	90,525
Globo Comunicacao e Participacoes SA:
4.875% 4/11/22 (Reg. S)		250,000	255,938
5.125% 3/31/27 (b)		200,000	202,000
GTH Finance BV 7.25% 4/26/23 (b)		200,000	222,940
GTT Communications, Inc. 7.875% 12/31/24 (b)		180,000	192,600
Intelsat Jackson Holdings SA 8% 2/15/24 (b)		260,000	273,000
Millicom International Cellular SA 5.125% 1/15/28 (b)		200,000	202,000
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	362,494
Neptune Finco Corp.:
10.125% 1/15/23 (b)		350,000	394,844
10.875% 10/15/25 (b)		200,000	238,190
Nokia Corp.:
3.375% 6/12/22		35,000	34,227
4.375% 6/12/27		45,000	43,682
Sable International Finance Ltd. 6.875% 8/1/22 (b)		445,000	468,919
SFR Group SA 7.375% 5/1/26 (b)		55,000	54,175
Sprint Capital Corp.:
6.9% 5/1/19		1,115,000	1,162,388
8.75% 3/15/32		205,000	242,413
Sprint Corp.:
7.125% 6/15/24		200,000	202,750
7.875% 9/15/23		540,000	570,375
T-Mobile U.S.A., Inc.:
4.5% 2/1/26		250,000	251,285
6.836% 4/28/23		285,000	297,455
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		200,000	202,515
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	200,000	276,136
4.875% 9/25/20 (Reg. S)	EUR	100,000	138,870
5.25% 3/17/55	EUR	200,000	302,814
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	205,194
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		600,000	597,000
Wind Tre SpA 5% 1/20/26 (b)		200,000	181,524
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		135,000	137,201

TOTAL TELECOMMUNICATIONS			10,796,903

Textiles/Apparel - 0.5%
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	252,655
Prime Bloom Holdings Ltd. 7.5% 12/19/19 (Reg. S)		200,000	200,546
WTT Investment 5.5% 11/21/22 (Reg. S)		200,000	201,980

TOTAL TEXTILES/APPAREL			655,181

Transportation Ex Air/Rail - 0.6%
Global Ports Finance PLC 6.872% 1/25/22 (b)		200,000	213,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		235,000	200,338
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		90,000	74,025
11.25% 8/15/22 (b)		135,000	136,688
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		35,000	34,038
Teekay Corp. 8.5% 1/15/20		145,000	150,887

TOTAL TRANSPORTATION EX AIR/RAIL			809,476

Utilities - 5.8%
DPL, Inc. 6.75% 10/1/19		1,000,000	1,055,000
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		50,000	53,713
Dynegy, Inc.:
5.875% 6/1/23		70,000	71,575
7.375% 11/1/22		105,000	110,922
7.625% 11/1/24		245,000	264,698
8% 1/15/25 (b)		45,000	48,938
8.125% 1/30/26 (b)		985,000	1,086,258
Enel SpA 5% 1/15/75 (c)	EUR	200,000	268,870
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		63,474	92,037
12.25% 3/1/22 (b)(c)(d)		702,182	1,086,627
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	194,516
InterGen NV 7% 6/30/23 (b)		765,000	761,175
Listrindo Capital BV 4.95% 9/14/26 (b)		200,000	198,500
NRG Energy, Inc. 5.75% 1/15/28 (b)		1,090,000	1,090,218
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		307,508	338,258
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	31,575
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	200,000	278,183
6.25% 3/17/24		300,000	320,655
7.375% 1/17/27		300,000	332,745
RWE AG 3.5% 4/21/75 (Reg. S) (c)	EUR	250,000	328,853
Talen Energy Supply LLC:
6.5% 6/1/25		50,000	41,625
10.5% 1/15/26 (b)		55,000	55,413
The AES Corp. 5.125% 9/1/27		55,000	57,613
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	200,000	228,401

TOTAL UTILITIES			8,396,368

TOTAL NONCONVERTIBLE BONDS
(Cost $111,322,089)			115,496,663
		Shares	Value

Common Stocks - 1.5%
Automotive & Auto Parts - 0.1%
General Motors Co.		2,268	96,186
UC Holdings, Inc. (e)		3,510	96,736

TOTAL AUTOMOTIVE & AUTO PARTS			192,922

Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,100	251,664
Energy - 0.3%
Contura Energy, Inc. warrants 7/26/23 (h)		41	1,107
GulfMark Offshore, Inc.:
warrants 10/21/42 (h)		1,897	54,037
warrants 10/21/42 (h)		5,448	155,189
LINN Energy, Inc.		448	17,696
Pacific Exploration and Production Corp. (h)		3,454	124,119
Southwestern Energy Co. (h)		13,231	56,099
The Williams Companies, Inc.		1,900	59,641

TOTAL ENERGY			467,888

Food/Beverage/Tobacco - 0.1%
U.S. Foods Holding Corp. (h)		6,800	218,484
Gaming - 0.3%
Golden Entertainment, Inc. (h)		7,300	228,636
Penn National Gaming, Inc. (h)		4,600	146,786

TOTAL GAMING			375,422

Healthcare - 0.2%
HCA Holdings, Inc.		2,600	263,016
Legend Acquisition, Inc. (e)(h)		2,128	52,136

TOTAL HEALTHCARE			315,152

Homebuilders/Real Estate - 0.0%
Keane Group, Inc.		1,100	18,183
Hotels - 0.1%
Extended Stay America, Inc. unit		5,500	111,265
Metals/Mining - 0.0%
Alpha Natural Resources Holdings, Inc. (h)		363	2,124
ANR, Inc. (h)		363	7,950
Warrior Metropolitan Coal, Inc.		1,129	31,578

TOTAL METALS/MINING			41,652

Services - 0.2%
United Rentals, Inc. (h)		1,300	235,443
WP Rocket Holdings, Inc. (e)(h)(i)		297,348	3

TOTAL SERVICES			235,446

TOTAL COMMON STOCKS
(Cost $2,610,364)			2,228,078

Convertible Preferred Stocks - 0.2%
Healthcare - 0.1%
Allergan PLC 5.50%		300	194,310
Teva Pharmaceutical Industries Ltd. 7.00%		50	18,957

TOTAL HEALTHCARE			213,267

Utilities - 0.1%
Dynegy, Inc. 7.00%		1,600	132,559
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $469,231)			345,826
		Principal Amount(a)	Value

Bank Loan Obligations - 4.0%
Aerospace - 0.1%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3646% 6/9/23 (c)(f)		79,800	80,480
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.6662% 8/22/24 (c)(f)		129,350	130,356

TOTAL AEROSPACE			210,836

Cable/Satellite TV - 0.3%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/12/26 (c)(f)		25,000	25,172
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.7202% 1/31/26 (c)(f)		189,525	182,261
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8112% 8/19/23 (c)(f)		209,475	209,301

TOTAL CABLE/SATELLITE TV			416,734

Chemicals - 0.0%
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 10/12/24 (c)(f)		9,975	10,025
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2/8/25 (f)(j)		5,000	5,044
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (c)(f)		9,070	9,151
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (c)(f)		20,930	21,117

TOTAL CHEMICALS			45,337

Diversified Financial Services - 0.1%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (c)(f)		15,000	15,178
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.58% 4/27/24 (c)(f)		124,375	125,075
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2723% 10/31/22 (c)(f)		5,000	5,102

TOTAL DIVERSIFIED FINANCIAL SERVICES			145,355

Energy - 0.9%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.0735% 5/18/23 (c)(f)		223,875	226,255
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/22/24 (c)(f)		49,750	50,123
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9362% 12/31/21 (c)(f)		230,000	260,475
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3061% 12/31/22 (c)(f)		185,000	188,241
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.954% 8/23/21 (c)(f)		119,000	127,256
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (c)(f)		255,000	254,044
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3235% 4/16/21 (c)(f)		15,000	14,975
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (d)(f)		47,875	20,646
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 2/21/21 (c)(f)		98,816	86,711

TOTAL ENERGY			1,228,726

Healthcare - 0.1%
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 6/23/24 (c)(f)		5,000	5,052
U.S. Renal Care, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.6934% 12/31/23 (c)(f)		110,000	110,275

TOTAL HEALTHCARE			115,327

Homebuilders/Real Estate - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0223% 11/4/22 (c)(f)		4,681	4,646
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8169% 8/14/22 (c)(f)		4,962	4,996
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 5/16/24 (c)(f)		14,963	15,026

TOTAL INSURANCE			20,022

Leisure - 0.0%
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 7/31/24 (c)(f)		5,000	5,038
Publishing/Printing - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8095% 6/7/23 (c)(f)		90,000	87,255
Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8704% 2/17/24 (c)(f)		302,088	303,750
Services - 0.6%
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 8/13/22 (c)(f)		763,794	769,522
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (c)(f)		95,000	95,950

TOTAL SERVICES			865,472

Super Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5669% 9/25/24 (c)(f)		89,775	90,224
Technology - 0.2%
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5223% 10/31/24 (c)(f)		25,000	25,400
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.6268% 11/1/24 (c)(f)		115,000	119,600
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 8.500% 10.0669% 9/29/25 (c)(f)		75,000	75,375
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (c)(f)		31,668	31,866
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (c)(f)		95,000	95,119

TOTAL TECHNOLOGY			347,360

Telecommunications - 1.3%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2123% 11/27/23 (c)(f)		1,445,000	1,432,826
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 1/31/25 (c)(f)		490,000	492,102

TOTAL TELECOMMUNICATIONS			1,924,928

TOTAL BANK LOAN OBLIGATIONS
(Cost $5,653,329)			5,811,010

Preferred Securities - 5.7%
Automotive & Auto Parts - 0.1%
Baoxin Auto Finance I Ltd. 5.625%(Reg. S) (c)(k)		200,000	198,827
Banks & Thrifts - 2.9%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(k)		200,000	212,663
Banco Do Brasil SA 9% (b)(c)(k)		200,000	218,165
Banco Mercantil del Norte SA 7.625% (b)(c)(k)		400,000	445,503
Barclays Bank PLC 7.625% 11/21/22		420,000	482,024
Citigroup, Inc. 5.35% (c)(k)		550,000	563,903
Credit Agricole SA:
6.5%(Reg. S) (c)(k)	EUR	200,000	286,439
6.625% (b)(c)(k)		315,000	328,560
7.875% (b)(c)(k)		200,000	228,880
8.125% (b)(c)(k)		200,000	241,249
Intesa Sanpaolo SpA 8.047% (c)(k)	EUR	350,000	468,045
Itau Unibanco Holding SA 6.125% (b)(c)(k)		200,000	205,047
Royal Bank of Scotland Group PLC 8.625% (c)(k)		200,000	224,831
Standard Chartered PLC 7.5% (b)(c)(k)		200,000	220,527

TOTAL BANKS & THRIFTS			4,125,836

Chemicals - 0.1%
Solvay Finance SA 5.869% (c)	EUR	100,000	155,774
Consumer Products - 0.4%
Cosan Overseas Ltd. 8.25% (k)		600,000	629,087
Diversified Financial Services - 0.3%
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (c)(k)	EUR	150,000	192,964
Magnesita Finance Ltd. 8.625% (b)(k)		200,000	202,794

TOTAL DIVERSIFIED FINANCIAL SERVICES			395,758

Energy - 0.3%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(k)	EUR	300,000	408,958
Healthcare - 0.2%
Fullerton Healthcare Corp. Ltd. 7% (Reg. S) (c)(k)		200,000	203,356
Homebuilders/Real Estate - 0.7%
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (c)(k)		200,000	198,273
Grand City Properties SA 3.75% (c)(k)	EUR	200,000	276,010
RKI Overseas Finance 2017 (A) 7% (Reg. S) (k)		200,000	195,703
Sino-Ocean Land Treasure Finan 4.9% (Reg. S) (c)(k)		200,000	197,598
Yuzhou Properties Co. 5.375% (Reg. S) (c)(k)		200,000	193,217

TOTAL HOMEBUILDERS/REAL ESTATE			1,060,801

Telecommunications - 0.7%
Colombia Telecomunicaciones SA 8.5% (b)(c)(k)		100,000	110,162
Koninklijke KPN NV 6.125% (Reg. S) (c)(k)	EUR	200,000	262,833
Telefonica Europe BV:
5% (Reg. S) (c)(k)	EUR	300,000	420,090
6.5% (Reg. S) (c)(k)	EUR	200,000	263,830

TOTAL TELECOMMUNICATIONS			1,056,915

TOTAL PREFERRED SECURITIES
(Cost $7,697,367)			8,235,312
		Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 1.39% (l)
(Cost $11,791,757)		11,789,902	11,792,260
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $139,544,137)			143,909,149
NET OTHER ASSETS (LIABILITIES) - 0.6%			798,109
NET ASSETS - 100%			$144,707,258

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,547,179 or 43.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Non-income producing

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
WP Rocket Holdings, Inc.	2/4/14 - 2/2/15	$21,577

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,471
Fidelity Securities Lending Cash Central Fund	38
Total	$74,509

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$898,093	$801,357	$--	$96,736
Energy	509,540	300,314	209,226	--
Health Care	528,419	263,016	213,267	52,136
Industrials	253,629	253,626	--	3
Materials	251,664	251,664	--	--
Utilities	132,559	--	132,559	--
Corporate Bonds	115,496,663	--	115,496,423	240
Bank Loan Obligations	5,811,010	--	5,811,010	--
Preferred Securities	8,235,312	--	8,235,312	--
Money Market Funds	11,792,260	11,792,260	--	--
Total Investments in Securities:	$143,909,149	$13,662,237	$130,097,797	$149,115

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Fund

January 31, 2018

SPH-QTLY-0318
1.813069.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.8%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24 (a)	$1,060	$992
3.375% 8/15/26	20,110	21,354
		22,346
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (b)	5,136	5,445
Energy - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24	7,690	6,949

TOTAL CONVERTIBLE BONDS		34,740

Nonconvertible Bonds - 78.2%
Aerospace - 0.3%
Bombardier, Inc.:
7.5% 12/1/24 (a)	5,465	5,745
7.5% 3/15/25 (a)	2,640	2,742
DAE Funding LLC:
4% 8/1/20 (a)	2,645	2,645
4.5% 8/1/22 (a)	3,305	3,288
5% 8/1/24 (a)	810	804
		15,224
Air Transportation - 0.1%
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,283
XPO Logistics, Inc. 6.125% 9/1/23 (a)	4,030	4,252
		5,535
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (a)	6,465	6,530
Delphi Technologies PLC 5% 10/1/25 (a)	4,955	4,943
Lithia Motors, Inc. 5.25% 8/1/25 (a)	2,905	2,992
Tesla, Inc. 5.3% 8/15/25 (a)	7,960	7,578
		22,043
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.25% 4/15/21	2,395	2,443
5.75% 11/20/25	31,040	33,213
Royal Bank of Scotland Group PLC 5.125% 5/28/24	4,205	4,393
		40,049
Broadcasting - 0.9%
AMC Networks, Inc.:
4.75% 8/1/25	5,315	5,308
5% 4/1/24	940	954
CBS Radio, Inc. 7.25% 11/1/24 (a)	3,410	3,581
iHeartCommunications, Inc.:
9% 9/15/22	4,320	3,132
10.625% 3/15/23	6,665	4,865
11.25% 3/1/21 (a)	5,040	3,528
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	1,595	1,583
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	4,075	4,060
5% 8/1/27 (a)	6,735	6,684
5.375% 7/15/26 (a)	6,655	6,796
		40,491
Building Materials - 0.6%
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	6,490	6,790
Building Materials Corp. of America:
5.5% 2/15/23 (a)	6,160	6,406
6% 10/15/25 (a)	6,360	6,758
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	1,995	2,032
U.S. Concrete, Inc. 6.375% 6/1/24	2,360	2,539
		24,525
Cable/Satellite TV - 5.8%
Altice SA:
7.625% 2/15/25 (a)	43,210	39,645
7.75% 5/15/22 (a)	55,555	53,333
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	12,165	12,454
5.5% 5/15/26 (a)	16,930	17,311
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	5,310	5,215
5% 2/1/28 (a)	5,305	5,133
5.125% 2/15/23	4,795	4,888
5.125% 5/1/23 (a)	1,000	1,019
5.125% 5/1/27 (a)	17,585	17,128
5.5% 5/1/26 (a)	14,235	14,520
5.75% 9/1/23	6,260	6,417
5.875% 4/1/24 (a)	12,305	12,859
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (a)	4,795	4,804
5.125% 12/15/21 (a)	4,850	4,868
CSC Holdings, Inc. 5.5% 4/15/27 (a)	11,570	11,715
DISH DBS Corp.:
5% 3/15/23	5,810	5,449
5.875% 7/15/22	3,210	3,194
6.75% 6/1/21	5,543	5,806
7.75% 7/1/26	2,150	2,209
Virgin Media Finance PLC 4.875% 2/15/22	7,525	7,299
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	8,690	8,910
VTR Finance BV 6.875% 1/15/24 (a)	5,835	6,141
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	5,060	5,022
		255,339
Capital Goods - 0.9%
Belden, Inc. 5.25% 7/15/24 (a)	8,579	8,836
General Cable Corp. 5.75% 10/1/22 (c)	19,700	20,316
RBS Global, Inc./Rexnord Corp. 4.875% 12/15/25 (a)	5,415	5,483
SPX Flow, Inc.:
5.625% 8/15/24 (a)	2,150	2,231
5.875% 8/15/26 (a)	2,150	2,252
		39,118
Chemicals - 4.1%
A. Schulman, Inc. 6.875% 6/1/23	7,175	7,570
Blue Cube Spinco, Inc.:
9.75% 10/15/23	4,075	4,809
10% 10/15/25	5,930	7,101
CF Industries Holdings, Inc.:
3.45% 6/1/23	5,440	5,316
5.15% 3/15/34	20,715	20,896
5.375% 3/15/44	14,645	14,315
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	9,210	9,555
Momentive Performance Materials, Inc. 3.88% 10/24/21	22,866	23,883
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)	19,122	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	6,405	6,445
5.25% 6/1/27 (a)	2,915	2,908
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	8,310	8,445
The Chemours Co. LLC:
5.375% 5/15/27	1,970	2,039
6.625% 5/15/23	10,825	11,392
7% 5/15/25	11,310	12,356
TPC Group, Inc. 8.75% 12/15/20 (a)	27,540	27,884
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	5,305	5,436
Tronox Finance PLC 5.75% 10/1/25 (a)	2,065	2,111
Valvoline, Inc.:
4.375% 8/15/25	1,751	1,744
5.5% 7/15/24	1,890	1,989
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,370	1,452
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,855	1,943
5.625% 10/1/24 (a)	1,800	1,940
		181,529
Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	235	241
Tempur Sealy International, Inc. 5.5% 6/15/26	6,420	6,452
		6,693
Containers - 1.2%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(c)	2,570	2,660
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	21,095	21,306
6% 2/15/25 (a)	5,485	5,663
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,975	2,019
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	860	836
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	6,190	6,445
5.375% 1/15/25 (a)	4,130	4,337
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	1,320	1,370
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	5,950	6,129
		50,765
Diversified Financial Services - 2.9%
Aircastle Ltd. 5.125% 3/15/21	6,085	6,384
AssuredPartners, Inc. 7% 8/15/25 (a)	1,845	1,891
CIT Group, Inc.:
5% 8/15/22	2,820	2,947
5.375% 5/15/20	768	804
FLY Leasing Ltd.:
5.25% 10/15/24	2,650	2,663
6.375% 10/15/21	15,728	16,396
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	3,245	3,456
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6% 8/1/20	3,610	3,695
6.25% 2/1/22	2,435	2,508
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.37% 12/21/65 (a)(c)(f)	7,105	6,945
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.62% 12/21/65 (a)(c)(f)	9,720	9,562
Intelsat Connect Finance SA 12.5% 4/1/22 (a)	1,937	1,491
MSCI, Inc. 5.75% 8/15/25 (a)	3,285	3,482
Navient Corp.:
5% 10/26/20	2,165	2,204
6.625% 7/26/21	3,750	3,984
6.75% 6/25/25	10,695	11,203
7.25% 9/25/23	1,095	1,180
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	1,550	1,558
SLM Corp.:
4.875% 6/17/19	10,145	10,277
6.125% 3/25/24	3,190	3,254
7.25% 1/25/22	5,390	5,836
8% 3/25/20	9,007	9,736
Springleaf Financial Corp.:
6.125% 5/15/22	5,360	5,536
8.25% 12/15/20	6,395	7,050
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (a)	3,930	4,048
		128,090
Diversified Media - 1.9%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	10,245	10,501
7.625% 3/15/20	24,965	24,591
7.625% 3/15/20	7,350	7,295
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,260	1,244
MDC Partners, Inc. 6.5% 5/1/24 (a)	18,691	18,831
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	2,960	2,990
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	18,410	18,709
		84,161
Electric Utilities No Longer Use - 0.3%
Talen Energy Supply LLC 10.5% 1/15/26 (a)	11,100	11,183
Energy - 11.7%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	4,695	4,801
Antero Resources Corp.:
5.125% 12/1/22	2,440	2,492
5.625% 6/1/23 (Reg. S)	3,960	4,099
Antero Resources Finance Corp. 5.375% 11/1/21	4,735	4,847
Baytex Energy Corp.:
5.125% 6/1/21 (a)	3,070	2,970
5.625% 6/1/24 (a)	3,655	3,427
Calfrac Holdings LP 7.5% 12/1/20 (a)	7,460	7,385
California Resources Corp. 8% 12/15/22 (a)	31,310	26,203
Callon Petroleum Co. 6.125% 10/1/24	1,865	1,935
Chesapeake Energy Corp.:
4.875% 4/15/22	1,957	1,859
5.375% 6/15/21	10,395	10,265
5.75% 3/15/23	3,500	3,273
8% 1/15/25 (a)	5,265	5,318
8% 6/15/27 (a)	5,730	5,673
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	24,190	24,296
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (a)(c)(f)	4,080	4,067
6.875% 6/15/25 (a)	4,850	5,129
Continental Resources, Inc.:
4.375% 1/15/28 (a)	5,290	5,271
4.5% 4/15/23	4,270	4,323
5% 9/15/22	16,425	16,630
Covey Park Energy LLC 7.5% 5/15/25 (a)	5,705	6,019
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,070	2,158
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	9,618	9,907
Denbury Resources, Inc.:
4.625% 7/15/23	17,195	12,466
5.5% 5/1/22	13,715	10,663
9% 5/15/21 (a)	5,315	5,435
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	2,655	2,814
Diamondback Energy, Inc. 5.375% 5/31/25 (a)	5,260	5,464
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	1,915	1,939
5.75% 1/30/28 (a)	1,925	1,959
Ensco PLC:
4.5% 10/1/24	4,355	3,733
5.2% 3/15/25	2,345	2,040
5.75% 10/1/44	6,460	4,611
7.75% 2/1/26	2,635	2,620
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	7,700	8,104
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	4,660	5,091
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,360	2,390
FTS International, Inc. 6.25% 5/1/22	9,715	9,812
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	5,305	5,385
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	12,190	12,251
5.75% 10/1/25 (a)	5,380	5,541
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (a)	3,230	3,375
Jonah Energy LLC 7.25% 10/15/25 (a)	9,880	9,966
Nabors Industries, Inc. 5.75% 2/1/25 (a)	5,265	5,183
NextEra Energy Partners LP 4.25% 9/15/24 (a)	3,015	3,030
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	3,230	3,278
6.125% 3/1/25	5,455	5,448
7.5% 11/1/23	12,475	13,005
NGPL PipeCo LLC 4.375% 8/15/22 (a)	1,135	1,147
Noble Holding International Ltd.:
5.25% 3/15/42	3,445	2,282
6.05% 3/1/41	4,160	2,891
7.7% 4/1/25 (c)	5,680	5,098
7.75% 1/15/24	6,385	5,922
7.875% 2/1/26 (a)	4,240	4,320
NuStar Logistics LP 5.625% 4/28/27	2,430	2,542
Pacific Drilling SA 5.375% 6/1/20 (a)(d)	1,700	748
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	3,100	3,131
5.625% 10/15/27 (a)	2,200	2,261
6.25% 6/1/24 (a)	925	976
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	10,745	11,282
7.25% 6/15/25	9,305	9,801
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23	820	853
6.875% 5/15/23 (a)	2,655	2,761
PDC Energy, Inc. 6.125% 9/15/24	1,625	1,690
Precision Drilling Corp. 7.125% 1/15/26 (a)	3,630	3,775
Range Resources Corp. 5% 3/15/23	7,605	7,586
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,315	4,358
5.625% 11/15/23	5,320	5,247
SemGroup Corp.:
6.375% 3/15/25 (a)	6,235	6,251
7.25% 3/15/26 (a)	4,215	4,363
SM Energy Co.:
5% 1/15/24	7,235	7,054
5.625% 6/1/25	6,645	6,579
6.125% 11/15/22	12,935	13,436
6.5% 11/15/21	3,615	3,692
6.5% 1/1/23	9,245	9,430
Southwestern Energy Co.:
4.1% 3/15/22	23,927	23,568
7.5% 4/1/26	6,780	7,094
7.75% 10/1/27	3,060	3,175
Summit Midstream Holdings LLC 5.75% 4/15/25	3,595	3,622
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,115	6,039
5.125% 2/1/25	2,610	2,630
5.25% 5/1/23	2,920	2,984
6.75% 3/15/24	1,230	1,313
Teine Energy Ltd. 6.875% 9/30/22 (a)	410	424
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	2,305	2,282
Transocean, Inc. 9% 7/15/23 (a)	4,330	4,752
Weatherford International Ltd. 6.5% 8/1/36	3,015	2,593
Weatherford International, Inc. 6.8% 6/15/37	4,355	3,832
Whiting Petroleum Corp.:
5.75% 3/15/21	4,090	4,233
6.25% 4/1/23	1,265	1,302
6.625% 1/15/26 (a)	3,070	3,143
WPX Energy, Inc.:
6% 1/15/22	3,563	3,740
8.25% 8/1/23	3,575	4,102
		518,254
Entertainment/Film - 1.6%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	26,020	25,337
6.125% 5/15/27	19,215	18,768
AMC Entertainment, Inc. 5.75% 6/15/25	10,095	9,843
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	2,800	2,867
5.875% 3/15/25	5,245	5,458
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	6,716	6,514
		68,787
Environmental - 1.7%
Covanta Holding Corp.:
5.875% 3/1/24	9,255	9,394
5.875% 7/1/25	14,289	14,539
6.375% 10/1/22	6,490	6,644
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	18,820	19,573
Tervita Escrow Corp. 7.625% 12/1/21 (a)	17,690	17,712
Waste Pro U.S.A., Inc. 5.5% 2/15/26	1,540	1,567
Wrangler Buyer Corp. 6% 10/1/25 (a)	6,370	6,577
		76,006
Food & Drug Retail - 1.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	10,270	9,166
6.625% 6/15/24	6,890	6,546
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (a)	36,335	35,835
9.375% 9/15/18 pay-in-kind (a)(c)	48,725	20,221
Performance Food Group, Inc. 5.5% 6/1/24 (a)	2,765	2,855
Rite Aid Corp. 7.7% 2/15/27	1,895	1,672
		76,295
Food/Beverage/Tobacco - 3.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	31,277	29,244
Cott Holdings, Inc. 5.5% 4/1/25 (a)	8,265	8,420
ESAL GmbH 6.25% 2/5/23 (a)	24,230	23,503
JBS Investments GmbH:
7.25% 4/3/24 (a)	15,595	15,634
7.75% 10/28/20 (a)	10,285	10,568
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (a)	2,625	2,599
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (a)	3,230	3,278
Minerva Luxembourg SA 6.5% 9/20/26 (a)	3,095	3,117
Post Holdings, Inc.:
5% 8/15/26 (a)	6,895	6,731
5.5% 3/1/25 (a)	6,025	6,206
5.625% 1/15/28 (a)	5,295	5,277
5.75% 3/1/27 (a)	4,195	4,221
U.S. Foods, Inc. 5.875% 6/15/24 (a)	4,305	4,488
Vector Group Ltd. 6.125% 2/1/25 (a)	9,390	9,742
		133,028
Gaming - 1.5%
Boyd Gaming Corp. 6.375% 4/1/26	2,050	2,199
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	27,748	27,543
Downstream Development Authority 10.5% 2/15/23 (a)	2,630	2,705
Eldorado Resorts, Inc. 6% 4/1/25	1,260	1,315
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,020	1,091
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)	1,215	1,324
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,795	1,793
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	4,120	4,069
Scientific Games Corp.:
5% 10/15/25 (a)	1,310	1,313
7% 1/1/22 (a)	9,325	9,838
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (a)	3,705	3,761
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	7,205	6,919
Wynn Macau Ltd. 4.875% 10/1/24 (a)	2,605	2,579
		66,449
Healthcare - 10.7%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	2,315	2,343
AmSurg Corp. 5.625% 7/15/22	5,345	5,439
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,490	1,490
Community Health Systems, Inc.:
5.125% 8/1/21	33,970	31,677
6.25% 3/31/23	15,155	14,018
6.875% 2/1/22	85,380	60,886
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	7,105	7,194
DaVita HealthCare Partners, Inc.:
5% 5/1/25	7,445	7,417
5.125% 7/15/24	11,170	11,254
HCA Holdings, Inc.:
5.25% 6/15/26	3,320	3,472
5.875% 5/1/23	12,595	13,508
6.25% 2/15/21	7,735	8,247
HealthSouth Corp. 5.75% 9/15/25	5,215	5,391
Hologic, Inc. 4.375% 10/15/25 (a)	4,405	4,405
IMS Health, Inc. 5% 10/15/26 (a)	3,785	3,856
Kindred Healthcare, Inc.:
8% 1/15/20	20,750	22,138
8.75% 1/15/23	20,000	21,250
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	385	381
5.5% 5/1/24	3,770	3,883
6.375% 3/1/24	3,810	4,061
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	52,518	52,518
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(c)	5,310	5,529
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	15,645	15,997
5.5% 2/1/21	13,650	14,008
SP Finco LLC 6.75% 7/1/25 (a)	4,345	4,187
Teleflex, Inc. 4.875% 6/1/26	6,320	6,439
Tenet Healthcare Corp.:
4.375% 10/1/21	21,045	21,045
4.5% 4/1/21	780	784
6% 10/1/20	2,530	2,652
6.75% 6/15/23	2,630	2,594
THC Escrow Corp. III 5.125% 5/1/25 (a)	10,645	10,499
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	13,685	13,599
5.5% 11/1/25 (a)	6,530	6,599
5.625% 12/1/21 (a)	3,595	3,465
5.875% 5/15/23 (a)	30,210	27,280
6.125% 4/15/25 (a)	18,095	16,199
6.75% 8/15/21 (a)	9,748	9,651
7.25% 7/15/22 (a)	14,385	14,241
7.5% 7/15/21 (a)	5,200	5,220
9% 12/15/25 (a)	6,475	6,651
		471,467
Homebuilders/Real Estate - 1.9%
AV Homes, Inc. 6.625% 5/15/22	3,960	4,138
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (a)	5,410	5,396
6.75% 3/15/25	5,520	5,796
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,825	1,897
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (a)	2,426	2,559
CalAtlantic Group, Inc.:
5.25% 6/1/26	2,010	2,105
5.875% 11/15/24	2,735	2,981
Howard Hughes Corp. 5.375% 3/15/25 (a)	5,340	5,393
Kennedy-Wilson, Inc. 5.875% 4/1/24	4,295	4,402
M/I Homes, Inc. 5.625% 8/1/25	2,380	2,422
Mattamy Group Corp.:
6.5% 10/1/25 (a)	3,960	4,173
6.875% 12/15/23 (a)	1,840	1,946
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (a)	3,275	3,414
Starwood Property Trust, Inc.:
4.75% 3/15/25 (a)	4,275	4,222
5% 12/15/21	4,690	4,886
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	11,417	12,002
TRI Pointe Homes, Inc.:
5.25% 6/1/27	5,325	5,378
5.875% 6/15/24	2,260	2,394
William Lyon Homes, Inc.:
5.75% 4/15/19	2,530	2,530
5.875% 1/31/25	3,095	3,165
7% 8/15/22	3,905	4,042
		85,241
Hotels - 0.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	14,775	14,886
Hilton Escrow Issuer LLC 4.25% 9/1/24	8,425	8,386
		23,272
Insurance - 0.5%
Acrisure LLC 7% 11/15/25 (a)	21,485	21,378
Leisure - 0.9%
Mattel, Inc.:
2.35% 8/15/21	7,920	7,168
3.15% 3/15/23	2,635	2,312
6.75% 12/31/25 (a)	13,850	14,023
Silversea Cruises 7.25% 2/1/25 (a)	2,075	2,237
Six Flags Entertainment Corp. 4.875% 7/31/24 (a)	2,735	2,773
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	1,345	1,382
7.25% 11/30/21 (a)	7,035	7,422
Voc Escrow Ltd. 5% 2/15/28 (a)	2,630	2,623
		39,940
Metals/Mining - 2.8%
Constellium NV 5.875% 2/15/26 (a)	1,870	1,907
Eldorado Gold Corp. 6.125% 12/15/20 (a)	3,800	3,734
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	2,470	2,556
7.25% 5/15/22 (a)	1,975	2,049
7.25% 4/1/23 (a)	5,830	6,173
7.5% 4/1/25 (a)	19,740	21,147
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	3,140	3,187
5.125% 5/15/24 (a)	3,860	3,906
Freeport-McMoRan, Inc.:
3.55% 3/1/22	11,010	10,927
3.875% 3/15/23	10,420	10,355
4.55% 11/14/24	23,465	23,846
5.4% 11/14/34	8,590	8,959
6.75% 2/1/22	4,480	4,642
6.875% 2/15/23	4,275	4,692
Novelis Corp. 5.875% 9/30/26 (a)	4,300	4,429
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	8,420	8,820
		121,329
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (a)	1,855	1,938
Louisiana-Pacific Corp. 4.875% 9/15/24	2,150	2,212
NewPage Corp. 11.375% 12/31/2014 (d)(e)	30,721	0
		4,150
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (a)	1,195	1,253
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	5,375	5,281
5% 10/15/25 (a)	2,655	2,658
Golden Nugget, Inc. 6.75% 10/15/24 (a)	7,965	8,234
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	6,290	6,369
		22,542
Services - 3.5%
American Midstream Partners LP 8.5% 12/15/21 (a)	2,640	2,719
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	2,030	1,401
APX Group, Inc.:
7.625% 9/1/23	6,420	6,902
7.875% 12/1/22	12,845	13,776
Aramark Services, Inc.:
4.75% 6/1/26	4,275	4,302
5% 4/1/25 (a)	5,505	5,677
5.125% 1/15/24	3,350	3,455
Avantor, Inc.:
6% 10/1/24 (a)	16,120	16,261
9% 10/1/25 (a)	15,920	15,781
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	2,655	2,761
Corrections Corp. of America 5% 10/15/22	4,758	4,948
H&E Equipment Services, Inc. 5.625% 9/1/25 (a)	3,715	3,854
Hertz Corp.:
5.5% 10/15/24 (a)	50,375	45,118
6.25% 10/15/22	4,400	4,224
IHS Markit Ltd.:
4% 3/1/26 (a)	1,980	1,923
4.75% 2/15/25 (a)	4,720	4,909
5% 11/1/22 (a)	1,360	1,443
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	4,050	4,106
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	3,860	3,657
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	1,545	1,587
The GEO Group, Inc. 6% 4/15/26	1,840	1,877
United Rentals North America, Inc. 5.875% 9/15/26	4,405	4,719
		155,400
Steel - 0.6%
ArcelorMittal SA:
7.25% 3/1/41 (c)	1,005	1,276
7.5% 10/15/39 (c)	2,074	2,675
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	3,545	3,802
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (a)	18,695	18,298
		26,051
Super Retail - 0.4%
Asbury Automotive Group, Inc. 6% 12/15/24	6,190	6,438
DBP Holding Corp. 7.75% 10/15/20 (a)	2,205	1,191
Netflix, Inc. 4.375% 11/15/26	2,350	2,296
PetSmart, Inc.:
5.875% 6/1/25 (a)	2,675	2,063
8.875% 6/1/25 (a)	2,675	1,699
Sonic Automotive, Inc. 6.125% 3/15/27	3,380	3,355
		17,042
Technology - 1.4%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	3,295	3,557
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	17,495	18,610
Itron, Inc. 5% 1/15/26 (a)	3,150	3,166
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	3,095	3,273
Micron Technology, Inc. 5.25% 1/15/24 (a)	13,155	13,681
Nuance Communications, Inc. 5.625% 12/15/26	9,565	9,884
Open Text Corp. 5.875% 6/1/26 (a)	4,285	4,510
Sabre GLBL, Inc. 5.25% 11/15/23 (a)	4,250	4,287
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,525	1,567
		62,535
Telecommunications - 6.4%
Altice Financing SA:
6.625% 2/15/23 (a)	6,950	7,040
7.5% 5/15/26 (a)	17,345	18,017
Altice Finco SA:
7.625% 2/15/25 (a)	12,860	12,828
8.125% 1/15/24 (a)	19,990	20,590
Cincinnati Bell, Inc. 7% 7/15/24 (a)	3,375	3,257
CommScope Technologies Finance LLC 6% 6/15/25 (a)	1,620	1,705
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	3,130	3,193
5.375% 3/15/27	1,445	1,503
Frontier Communications Corp. 11% 9/15/25	22,955	17,962
GCI, Inc. 6.875% 4/15/25	6,590	7,018
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	3,825	4,317
Inmarsat Finance PLC 4.875% 5/15/22 (a)	2,245	2,228
Intelsat Jackson Holdings SA:
5.5% 8/1/23	6,755	5,303
7.5% 4/1/21	980	834
8% 2/15/24 (a)	5,705	5,990
Level 3 Financing, Inc.:
5.125% 5/1/23	6,560	6,576
5.375% 1/15/24	5,570	5,542
Neptune Finco Corp.:
6.625% 10/15/25 (a)	7,010	7,501
10.125% 1/15/23 (a)	4,490	5,065
10.875% 10/15/25 (a)	2,345	2,793
Sable International Finance Ltd. 6.875% 8/1/22 (a)	10,115	10,659
SFR Group SA:
6% 5/15/22 (a)	6,905	6,739
6.25% 5/15/24 (a)	4,450	4,255
7.375% 5/1/26 (a)	7,630	7,516
Sprint Capital Corp. 6.875% 11/15/28	5,460	5,644
Sprint Communications, Inc. 6% 11/15/22	17,465	17,400
Sprint Corp.:
7.125% 6/15/24	15,025	15,232
7.25% 9/15/21	10,260	10,903
7.875% 9/15/23	10,160	10,732
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,873
6% 4/15/24	10,590	11,239
6.625% 4/1/23	16,025	16,655
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	4,015	4,467
ViaSat, Inc. 5.625% 9/15/25 (a)	5,310	5,277
Wind Tre SpA 5% 1/20/26 (a)	8,715	7,910
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	5,075	5,158
		282,921
Transportation Ex Air/Rail - 1.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	12,930	11,023
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	36,780	30,252
11.25% 8/15/22 (a)	7,965	8,065
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	1,575	1,532
Teekay Corp. 8.5% 1/15/20	24,793	25,800
		76,672
Utilities - 4.5%
Calpine Corp.:
5.25% 6/1/26 (a)	5,645	5,539
5.75% 1/15/25	10,695	10,134
Cortes NP Acquisition Corp. 9.25% 10/15/24 (a)	8,515	9,191
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	10,390	11,520
Dynegy, Inc.:
7.375% 11/1/22	1,648	1,741
7.625% 11/1/24	42,875	46,322
8% 1/15/25 (a)	6,290	6,840
8.125% 1/30/26 (a)	2,655	2,928
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	5,950	6,076
7% 6/15/23	16,745	17,289
InterGen NV 7% 6/30/23 (a)	39,739	39,540
NRG Energy, Inc.:
5.75% 1/15/28 (a)	3,380	3,381
7.25% 5/15/26	1,000	1,089
NRG Yield Operating LLC 5% 9/15/26	2,685	2,698
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,015	7,717
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	2,370	2,494
Talen Energy Supply LLC 6.5% 6/1/25	14,080	11,722
The AES Corp.:
5.125% 9/1/27	2,655	2,781
6% 5/15/26	8,415	9,044
		198,046

TOTAL NONCONVERTIBLE BONDS		3,452,803

TOTAL CORPORATE BONDS
(Cost $3,420,050)		3,487,543
	Shares	Value (000s)

Common Stocks - 0.1%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc. warrants 7/29/20 (e)(g)	27,176	345
UC Holdings, Inc. (e)	103,457	2,851

TOTAL AUTOMOTIVE & AUTO PARTS		3,196

Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	37
Environmental - 0.0%
Tervita Corp. Class A (e)(g)	79,321	680
Healthcare - 0.0%
HealthSouth Corp.	22	1
TOTAL COMMON STOCKS
(Cost $13,374)		3,914

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 0.7%
Energy - 0.4%
Chesapeake Energy Corp. Series A, 5.75%	32,900	19,070
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	4,300	4,835
Utilities - 0.2%
Dynegy, Inc. 7.00%	78,900	6,537

TOTAL CONVERTIBLE PREFERRED STOCKS		30,442

Nonconvertible Preferred Stocks - 0.7%
Environmental - 0.7%
Tervita Corp. Series A (e)(g)	3,612,430	30,985
TOTAL PREFERRED STOCKS
(Cost $53,931)		61,427
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 6.0%
Broadcasting - 0.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.1719% 3/2/24 (c)(f)	3,405	3,426
Building Materials - 0.1%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8178% 1/2/25 (c)(f)	5,975	6,019
Cable/Satellite TV - 0.2%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 7/28/25 (c)(f)	5,421	5,428
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/12/26 (c)(f)	1,395	1,405
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8112% 8/19/23 (c)(f)	2,708	2,706

TOTAL CABLE/SATELLITE TV		9,539

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (c)(f)	531	535
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (c)(f)	1,224	1,235
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 8/8/24 (c)(f)	399	402

TOTAL CHEMICALS		2,172

Containers - 0.0%
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.45% 10/14/24 (c)(f)	259	262
Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (c)(f)	1,085	1,098
Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5614% 3/16/24 (c)(f)	3,160	3,177
Energy - 1.1%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9362% 12/31/21 (c)(f)	4,570	5,176
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3061% 12/31/22 (c)(f)	11,815	12,022
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1947% 7/29/21 (c)(f)	12,690	12,655
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3235% 4/16/21 (c)(f)	16,275	16,248

TOTAL ENERGY		46,101

Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (c)(f)	3,486	3,506
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 9/28/24 (c)(f)	455	458

TOTAL ENVIRONMENTAL		3,964

Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 8/25/21 (c)(f)	5,380	5,346
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1004% 10/30/22 (c)(f)	5,416	5,374
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 6.9485% 11/25/22 (c)(f)	7,703	7,707

TOTAL FOOD & DRUG RETAIL		18,427

Gaming - 0.6%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 12/22/24 (c)(f)	13,575	13,733
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 4/18/24 (c)(f)	7,622	7,677
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8754% 10/4/23 (c)(f)	2,836	2,867

TOTAL GAMING		24,277

Healthcare - 1.2%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.4788% 1/27/21 (c)(f)	3,947	3,870
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (c)(f)	6,290	6,305
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 6/30/21 (c)(f)	33,762	34,047
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 6/23/24 (c)(f)	6,653	6,722
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (c)(f)	1,890	1,891

TOTAL HEALTHCARE		52,835

Insurance - 0.0%
Asurion LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.5735% 8/4/25 (c)(f)	1,245	1,284
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 3/14/22 (c)(f)	6,295	6,316
Publishing/Printing - 0.0%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 8/24/22 (c)(f)	170	170
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8704% 2/17/24 (c)(f)	4,190	4,213
Services - 0.4%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (c)(f)	2,279	2,291
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5614% 11/21/24 (c)(f)	10,305	10,447
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.0669% 4/26/24 (c)(f)	6,194	6,234

TOTAL SERVICES		18,972

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6934% 8/23/23 (c)(f)	7,032	7,191
Technology - 0.4%
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8101% 4/26/24 (c)(f)	2,690	2,709
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9026% 11/1/23 (c)(f)	9,470	9,559
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3848% 11/3/23 (c)(f)	3,790	3,823
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 1/27/23 (c)(f)	2,721	2,735

TOTAL TECHNOLOGY		18,826

Telecommunications - 0.5%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.33% 6/15/24 (c)(f)	1,362	1,334
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.1947% 1/2/24 (c)(f)	1,480	1,498
Tranche B-5, term loan 6.625% 1/2/24	1,485	1,491
Radiate Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 2/1/24 (f)(h)	5,430	5,445
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 2/1/24 (c)(f)	10,873	10,902
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.125% 2/3/24 (c)(f)	3,275	3,282

TOTAL TELECOMMUNICATIONS		23,952

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.08% 6/22/22 (c)(f)	3,348	3,343
Utilities - 0.2%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 11/30/23 (c)(f)	6,288	6,351
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.3106% 12/14/23 (c)(f)	1,926	1,936

TOTAL UTILITIES		8,287

TOTAL BANK LOAN OBLIGATIONS
(Cost $258,833)		263,851

Preferred Securities - 3.3%
Banks & Thrifts - 3.0%
Bank of America Corp.:
6.1% (c)(i)	2,225	2,452
6.25% (c)(i)	6,240	6,893
Barclays Bank PLC 7.625% 11/21/22	18,275	20,974
Barclays PLC:
6.625% (c)(i)	16,740	17,341
8.25% (c)(i)	13,960	14,690
Citigroup, Inc.:
5.875% (c)(i)	5,175	5,463
6.3% (c)(i)	3,255	3,507
Credit Agricole SA:
6.625% (a)(c)(i)	8,755	9,132
7.875% (a)(c)(i)	8,890	10,174
Credit Suisse Group AG 7.5% (a)(c)(i)	2,165	2,486
JPMorgan Chase & Co. 6.125% (c)(i)	3,445	3,710
Lloyds Banking Group PLC 7.5% (c)(i)	10,025	11,391
Royal Bank of Scotland Group PLC:
7.5% (c)(i)	13,855	14,764
8.625% (c)(i)	8,860	9,960

TOTAL BANKS & THRIFTS		132,937

Energy - 0.3%
DCP Midstream Partners LP 7.375% (c)(i)	8,145	8,490
Summit Midstream Partners LP 9.5% (c)(i)	5,320	5,613

TOTAL ENERGY		14,103

TOTAL PREFERRED SECURITIES
(Cost $136,563)		147,040
	Shares	Value (000s)

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 1.39% (j)
(Cost $416,497)	416,452,022	416,535
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $4,299,248)		4,380,310
NET OTHER ASSETS (LIABILITIES) - 0.8%		34,196
NET ASSETS - 100%		$4,414,506

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,897,879,000 or 43.0% of net assets.

 (b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3,399
Total	$3,399

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Broadview Networks Holdings, Inc.	$3,705	$--	$4,253	$--	$(7,093)	$7,641	$--
Total	$3,705	$--	$4,253	$--	$(7,093)	$7,641	$--

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,196	$--	$--	$3,196
Energy	19,070	--	19,070	--
Health Care	1	1	--	--
Industrials	31,665	--	--	31,665
Materials	37	37	--	--
Real Estate	4,835	--	4,835	--
Utilities	6,537	--	6,537	--
Corporate Bonds	3,487,543	--	3,487,543	--
Bank Loan Obligations	263,851	--	263,851	--
Preferred Securities	147,040	--	147,040	--
Money Market Funds	416,535	416,535	--	--
Total Investments in Securities:	$4,380,310	$416,573	$3,928,876	$34,861

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series High Income Fund

January 31, 2018

FSH-QTLY-0318
1.924276.106

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 77.8%
	Principal Amount	Value
Convertible Bonds - 0.8%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24 (a)	$690,000	$645,651
3.375% 8/15/26	12,990,000	13,793,535
		14,439,186
Capital Goods - 0.1%
General Cable Corp. 4.5% 11/15/29 (b)	2,824,000	2,994,056
Energy - 0.2%
Ensco Jersey Finance Ltd. 3% 1/31/24	5,510,000	4,979,106

TOTAL CONVERTIBLE BONDS		22,412,348

Nonconvertible Bonds - 77.0%
Aerospace - 0.3%
Bombardier, Inc.:
7.5% 12/1/24 (a)	3,525,000	3,705,656
7.5% 3/15/25 (a)	1,715,000	1,781,456
DAE Funding LLC:
4% 8/1/20 (a)	1,685,000	1,685,000
4.5% 8/1/22 (a)	2,110,000	2,099,450
5% 8/1/24 (a)	515,000	511,138
		9,782,700
Automotive & Auto Parts - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (a)	3,155,000	3,186,550
Delphi Technologies PLC 5% 10/1/25 (a)	3,175,000	3,167,063
Lithia Motors, Inc. 5.25% 8/1/25 (a)	1,855,000	1,910,650
Tesla, Inc. 5.3% 8/15/25 (a)	5,105,000	4,859,960
		13,124,223
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.25% 4/15/21	1,210,000	1,234,200
5.75% 11/20/25	21,540,000	23,047,800
Royal Bank of Scotland Group PLC 5.125% 5/28/24	2,735,000	2,857,416
		27,139,416
Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 8/1/25	3,395,000	3,390,756
5% 4/1/24	855,000	867,825
CBS Radio, Inc. 7.25% 11/1/24 (a)	3,765,000	3,953,250
iHeartCommunications, Inc.:
9% 9/15/22	3,755,000	2,722,375
10.625% 3/15/23	4,900,000	3,577,000
11.25% 3/1/21 (a)	4,625,000	3,237,500
Sinclair Television Group, Inc. 5.125% 2/15/27 (a)	1,020,000	1,012,350
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,610,000	2,600,213
5% 8/1/27 (a)	4,315,000	4,282,638
5.375% 7/15/26 (a)	3,680,000	3,758,200
		29,402,107
Building Materials - 0.5%
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	2,735,000	2,861,494
Building Materials Corp. of America:
5.5% 2/15/23 (a)	4,430,000	4,607,200
6% 10/15/25 (a)	4,195,000	4,457,188
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	1,255,000	1,278,531
U.S. Concrete, Inc. 6.375% 6/1/24	1,350,000	1,452,330
		14,656,743
Cable/Satellite TV - 5.9%
Altice SA:
7.625% 2/15/25 (a)	28,045,000	25,731,288
7.75% 5/15/22 (a)	37,145,000	35,659,200
Altice U.S. Finance SA:
5.375% 7/15/23 (a)	5,690,000	5,825,138
5.5% 5/15/26 (a)	12,000,000	12,270,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,405,000	3,344,357
5% 2/1/28 (a)	3,405,000	3,294,338
5.125% 2/15/23	4,450,000	4,536,219
5.125% 5/1/27 (a)	13,450,000	13,100,569
5.5% 5/1/26 (a)	7,400,000	7,548,000
5.75% 9/1/23	7,640,000	7,831,000
5.875% 4/1/24 (a)	9,080,000	9,488,600
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (a)	5,965,000	5,987,369
CSC Holdings, Inc. 5.5% 4/15/27 (a)	5,810,000	5,882,625
DISH DBS Corp.:
5.875% 7/15/22	4,135,000	4,114,325
6.75% 6/1/21	4,995,000	5,232,263
7.75% 7/1/26	2,390,000	2,455,725
Virgin Media Finance PLC 4.875% 2/15/22	8,880,000	8,613,600
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,895,000	2,968,272
VTR Finance BV 6.875% 1/15/24 (a)	2,000,000	2,105,000
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	3,710,000	3,682,175
		169,670,063
Capital Goods - 0.7%
Belden, Inc. 5.25% 7/15/24 (a)	5,435,000	5,598,050
General Cable Corp. 5.75% 10/1/22 (c)	12,281,000	12,664,781
RBS Global, Inc./Rexnord Corp. 4.875% 12/15/25 (a)	3,490,000	3,533,625
		21,796,456
Chemicals - 4.1%
A. Schulman, Inc. 6.875% 6/1/23	5,155,000	5,438,525
Blue Cube Spinco, Inc. 10% 10/15/25	6,250,000	7,484,375
CF Industries Holdings, Inc.:
3.45% 6/1/23	3,315,000	3,239,418
5.15% 3/15/34	12,430,000	12,538,763
5.375% 3/15/44	7,085,000	6,925,588
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	4,285,000	4,445,688
Momentive Performance Materials, Inc. 3.88% 10/24/21	18,676,000	19,506,522
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)(e)	27,576,000	3
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	4,050,000	4,075,313
5.25% 6/1/27 (a)	1,855,000	1,850,363
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	5,350,000	5,436,938
The Chemours Co. LLC:
5.375% 5/15/27	1,235,000	1,278,225
6.625% 5/15/23	6,805,000	7,161,582
7% 5/15/25	7,030,000	7,680,275
TPC Group, Inc. 8.75% 12/15/20 (a)	17,640,000	17,860,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	3,405,000	3,489,104
Tronox Finance PLC 5.75% 10/1/25 (a)	1,325,000	1,354,813
Valvoline, Inc.:
4.375% 8/15/25	1,125,000	1,120,781
5.5% 7/15/24	2,075,000	2,183,938
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,515,000	1,605,900
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,155,000	1,209,863
5.625% 10/1/24 (a)	2,475,000	2,666,813
		118,553,290
Consumer Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	210,000	215,250
Containers - 0.9%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(c)	1,675,000	1,733,625
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	12,285,000	12,407,850
6% 2/15/25 (a)	3,267,000	3,373,178
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	955,000	928,738
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	4,140,000	4,347,000
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	845,000	876,688
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	2,620,000	2,698,600
		26,365,679
Diversified Financial Services - 3.2%
Aircastle Ltd.:
5% 4/1/23	4,435,000	4,645,663
5.125% 3/15/21	4,795,000	5,030,243
AssuredPartners, Inc. 7% 8/15/25 (a)	1,180,000	1,209,500
CIT Group, Inc. 5% 8/15/22	4,850,000	5,068,250
FLY Leasing Ltd.:
5.25% 10/15/24	1,710,000	1,718,550
6.375% 10/15/21	9,522,000	9,926,685
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	2,070,000	2,204,550
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	2,180,000	2,245,400
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.37% 12/21/65 (a)(c)(f)	8,630,000	8,435,825
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.62% 12/21/65 (a)(c)(f)	9,553,000	9,397,764
Intelsat Connect Finance SA 12.5% 4/1/22 (a)	1,698,000	1,307,460
MSCI, Inc. 5.75% 8/15/25 (a)	1,635,000	1,733,100
Navient Corp.:
5% 10/26/20	2,425,000	2,468,165
6.75% 6/25/25	6,740,000	7,060,150
7.25% 9/25/23	655,000	705,763
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	1,015,000	1,020,075
SLM Corp.:
4.875% 6/17/19	6,680,000	6,766,974
6.125% 3/25/24	3,555,000	3,626,100
7.25% 1/25/22	2,925,000	3,167,190
8% 3/25/20	6,038,000	6,526,776
Springleaf Financial Corp.:
6.125% 5/15/22	3,365,000	3,475,372
8.25% 12/15/20	3,180,000	3,505,950
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (a)	2,520,000	2,595,600
		93,841,105
Diversified Media - 1.8%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	6,115,000	6,267,875
7.625% 3/15/20	15,365,000	15,134,525
7.625% 3/15/20	5,105,000	5,066,713
E.W. Scripps Co. 5.125% 5/15/25 (a)	750,000	740,625
MDC Partners, Inc. 6.5% 5/1/24 (a)	11,463,000	11,548,973
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	1,420,000	1,434,200
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	12,945,000	13,155,356
		53,348,267
Energy - 11.5%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.5% 5/20/25	4,270,000	4,366,075
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	6,440,000	6,665,400
Baytex Energy Corp. 5.125% 6/1/21 (a)	3,495,000	3,381,413
Calfrac Holdings LP 7.5% 12/1/20 (a)	5,875,000	5,816,250
California Resources Corp. 8% 12/15/22 (a)	19,870,000	16,628,706
Chesapeake Energy Corp.:
4.875% 4/15/22	1,470,000	1,396,500
5.375% 6/15/21	6,041,000	5,965,488
8% 1/15/25 (a)	1,555,000	1,570,550
8% 6/15/27 (a)	3,630,000	3,593,700
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	16,028,000	16,098,123
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (a)(c)(f)	2,615,000	2,606,907
6.875% 6/15/25 (a)	3,085,000	3,262,388
Continental Resources, Inc.:
4.375% 1/15/28 (a)	3,425,000	3,412,670
4.5% 4/15/23	4,815,000	4,875,188
5% 9/15/22	10,675,000	10,808,438
Covey Park Energy LLC 7.5% 5/15/25 (a)	3,580,000	3,776,900
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	2,590,000	2,700,075
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	5,900,000	6,077,000
Denbury Resources, Inc.:
4.625% 7/15/23	12,667,000	9,183,575
5.5% 5/1/22	7,340,000	5,706,850
9% 5/15/21 (a)	3,395,000	3,471,388
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,700,000	1,802,000
Diamondback Energy, Inc. 5.375% 5/31/25 (a)	3,450,000	3,583,688
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	1,235,000	1,250,438
5.75% 1/30/28 (a)	1,240,000	1,261,700
Ensco PLC:
5.2% 3/15/25	2,605,000	2,266,350
5.75% 10/1/44	5,160,000	3,682,950
7.75% 2/1/26	1,720,000	1,710,325
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	4,935,000	5,194,088
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	2,790,000	3,048,075
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,120,000	2,146,500
FTS International, Inc. 6.25% 5/1/22	8,000,000	8,080,000
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	3,410,000	3,461,150
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	5,160,000	5,185,800
5.75% 10/1/25 (a)	3,650,000	3,759,500
Jonah Energy LLC 7.25% 10/15/25 (a)	6,345,000	6,400,519
Nabors Industries, Inc. 5.75% 2/1/25 (a)	3,445,000	3,391,499
NextEra Energy Partners LP 4.25% 9/15/24 (a)	1,930,000	1,939,650
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.125% 7/15/19	3,205,000	3,253,075
6.125% 3/1/25	4,750,000	4,744,063
7.5% 11/1/23	4,075,000	4,248,188
NGPL PipeCo LLC 4.375% 8/15/22 (a)	725,000	732,468
Noble Holding International Ltd.:
5.25% 3/15/42	3,815,000	2,527,438
6.05% 3/1/41	3,935,000	2,734,825
7.7% 4/1/25 (c)	3,075,000	2,759,813
7.75% 1/15/24	3,949,000	3,662,698
7.875% 2/1/26 (a)	2,770,000	2,821,938
NuStar Logistics LP 5.625% 4/28/27	1,445,000	1,511,398
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (a)	1,410,000	1,448,775
6.25% 6/1/24 (a)	1,030,000	1,086,650
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	6,090,000	6,394,500
7.25% 6/15/25	6,665,000	7,020,578
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23 (a)	1,700,000	1,768,000
6.875% 5/15/23	995,000	1,034,800
PDC Energy, Inc. 6.125% 9/15/24	1,795,000	1,866,800
Precision Drilling Corp. 7.125% 1/15/26 (a)	2,325,000	2,418,000
Range Resources Corp. 5% 3/15/23	3,405,000	3,396,488
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	4,540,000	4,585,400
5.625% 11/15/23	2,665,000	2,628,356
SemGroup Corp.:
6.375% 3/15/25 (a)	3,685,000	3,694,213
7.25% 3/15/26 (a)	2,705,000	2,799,675
SM Energy Co.:
5% 1/15/24	8,500,000	8,287,500
5.625% 6/1/25	4,185,000	4,143,150
6.125% 11/15/22	8,320,000	8,642,400
6.5% 1/1/23	7,270,000	7,415,400
Southwestern Energy Co.:
4.1% 3/15/22	17,615,000	17,350,775
7.5% 4/1/26	4,345,000	4,545,956
7.75% 10/1/27	1,965,000	2,038,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	4,185,000	4,132,688
5.125% 2/1/25	2,885,000	2,906,638
6.75% 3/15/24	1,490,000	1,590,575
Teine Energy Ltd. 6.875% 9/30/22 (a)	525,000	543,375
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	1,485,000	1,470,150
Transocean, Inc. 9% 7/15/23 (a)	3,755,000	4,121,113
Weatherford International Ltd. 6.5% 8/1/36	3,345,000	2,876,700
Weatherford International, Inc. 6.8% 6/15/37	1,720,000	1,513,600
Whiting Petroleum Corp.:
5.75% 3/15/21	3,385,000	3,503,475
6.25% 4/1/23	1,455,000	1,497,268
6.625% 1/15/26 (a)	1,990,000	2,037,263
WPX Energy, Inc.:
6% 1/15/22	1,955,000	2,052,144
8.25% 8/1/23	2,555,000	2,931,863
		332,266,676
Entertainment/Film - 1.6%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	15,970,000	15,550,788
6.125% 5/15/27	12,180,000	11,896,815
AMC Entertainment, Inc. 5.75% 6/15/25	6,460,000	6,298,500
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	4,285,000	4,386,769
5.875% 3/15/25	1,815,000	1,888,798
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	5,245,320	5,087,960
		45,109,630
Environmental - 1.8%
Covanta Holding Corp.:
5.875% 3/1/24	6,910,000	7,013,650
5.875% 7/1/25	8,010,000	8,150,175
6.375% 10/1/22	4,804,000	4,918,095
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	13,015,000	13,535,600
Tervita Escrow Corp. 7.625% 12/1/21 (a)	13,130,000	13,146,413
Waste Pro U.S.A., Inc. 5.5% 2/15/26	1,010,000	1,027,675
Wrangler Buyer Corp. 6% 10/1/25 (a)	4,085,000	4,217,763
		52,009,371
Food & Drug Retail - 2.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	6,985,000	6,234,113
6.625% 6/15/24	5,935,000	5,638,250
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (a)	30,150,000	29,735,438
9.375% 9/15/18 pay-in-kind (a)(c)	38,022,500	15,779,338
Performance Food Group, Inc. 5.5% 6/1/24 (a)	3,110,000	3,211,075
Rite Aid Corp. 7.7% 2/15/27	2,845,000	2,510,713
		63,108,927
Food/Beverage/Tobacco - 2.8%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	20,440,000	19,111,400
Cott Holdings, Inc. 5.5% 4/1/25 (a)	4,875,000	4,966,406
ESAL GmbH 6.25% 2/5/23 (a)	19,880,000	19,283,600
JBS Investments GmbH:
7.25% 4/3/24 (a)	4,035,000	4,045,088
7.75% 10/28/20 (a)	8,210,000	8,435,775
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (a)	2,990,000	2,960,728
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (a)	2,380,000	2,415,700
Minerva Luxembourg SA 6.5% 9/20/26 (a)	1,495,000	1,505,764
Post Holdings, Inc.:
5% 8/15/26 (a)	3,555,000	3,470,569
5.625% 1/15/28 (a)	3,415,000	3,403,389
5.75% 3/1/27 (a)	2,255,000	2,269,094
Vector Group Ltd. 6.125% 2/1/25 (a)	8,515,000	8,834,313
		80,701,826
Gaming - 1.3%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	17,770,000	17,638,680
Downstream Development Authority 10.5% 2/15/23 (a)	1,725,000	1,774,076
Eldorado Resorts, Inc. 6% 4/1/25	750,000	782,813
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	1,200,000	1,284,000
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)	1,100,000	1,199,000
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,150,000	1,148,949
Scientific Games Corp.:
5% 10/15/25 (a)	840,000	842,100
7% 1/1/22 (a)	6,035,000	6,366,925
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	4,550,000	4,369,365
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,670,000	1,653,300
		37,059,208
Healthcare - 10.7%
AmSurg Corp. 5.625% 7/15/22	2,570,000	2,614,975
Catalent Pharma Solutions 4.875% 1/15/26 (a)	955,000	955,000
Community Health Systems, Inc.:
5.125% 8/1/21	21,420,000	19,974,150
6.25% 3/31/23	9,405,000	8,699,625
6.875% 2/1/22	57,479,000	40,989,659
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,465,000	4,520,813
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,450,000	1,444,563
5.125% 7/15/24	10,995,000	11,077,792
HCA Holdings, Inc.:
5.25% 6/15/26	2,865,000	2,996,217
5.875% 5/1/23	9,350,000	10,027,875
6.25% 2/15/21	5,100,000	5,437,875
HealthSouth Corp. 5.75% 9/15/25	3,890,000	4,021,288
Hologic, Inc. 4.375% 10/15/25 (a)	2,845,000	2,845,000
IMS Health, Inc. 5% 10/15/26 (a)	4,190,000	4,268,563
Kindred Healthcare, Inc.:
8% 1/15/20	13,465,000	14,365,472
8.75% 1/15/23	12,445,000	13,222,813
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	245,000	242,599
5.5% 5/1/24	3,365,000	3,465,950
6.375% 3/1/24	4,595,000	4,898,270
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	33,322,000	33,322,000
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(c)	3,405,000	3,545,456
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	12,260,000	12,535,850
5.5% 2/1/21	8,330,000	8,548,663
SP Finco LLC 6.75% 7/1/25 (a)	2,800,000	2,698,500
Teleflex, Inc. 4.875% 6/1/26	3,690,000	3,759,188
Tenet Healthcare Corp.:
4.375% 10/1/21	16,240,000	16,240,000
6% 10/1/20	1,980,000	2,075,297
6.75% 6/15/23	1,725,000	1,701,281
THC Escrow Corp. III 5.125% 5/1/25 (a)	6,775,000	6,681,844
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	8,970,000	8,913,938
5.5% 11/1/25 (a)	4,185,000	4,228,943
5.625% 12/1/21 (a)	3,495,000	3,368,481
5.875% 5/15/23 (a)	20,385,000	18,407,655
6.125% 4/15/25 (a)	11,780,000	10,545,456
6.75% 8/15/21 (a)	5,101,000	5,049,990
7.25% 7/15/22 (a)	7,851,000	7,772,490
7.5% 7/15/21 (a)	1,425,000	1,430,344
9% 12/15/25 (a)	4,205,000	4,319,334
		311,213,209
Homebuilders/Real Estate - 1.6%
AV Homes, Inc. 6.625% 5/15/22	2,475,000	2,586,375
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (a)	3,470,000	3,461,325
6.75% 3/15/25	3,255,000	3,417,750
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (a)	2,935,000	3,096,425
CalAtlantic Group, Inc.:
5.25% 6/1/26	1,205,000	1,262,238
5.875% 11/15/24	1,640,000	1,787,600
Howard Hughes Corp. 5.375% 3/15/25 (a)	3,145,000	3,176,450
M/I Homes, Inc. 5.625% 8/1/25	1,525,000	1,551,688
Mattamy Group Corp.:
6.5% 10/1/25 (a)	2,535,000	2,671,256
6.875% 12/15/23 (a)	1,680,000	1,776,600
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (a)	3,025,000	3,153,563
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	2,755,000	2,720,563
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (a)	7,164,000	7,531,155
TRI Pointe Homes, Inc. 5.25% 6/1/27	3,385,000	3,418,850
William Lyon Homes, Inc.:
5.875% 1/31/25	2,820,000	2,883,450
7% 8/15/22	3,175,000	3,286,125
		47,781,413
Hotels - 0.3%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	8,059,000	8,119,443
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,000,000	1,990,760
		10,110,203
Insurance - 0.5%
Acrisure LLC 7% 11/15/25 (a)	13,835,000	13,765,825
Leisure - 1.0%
Mattel, Inc.:
2.35% 8/15/21	5,150,000	4,660,750
3.15% 3/15/23	1,720,000	1,509,300
6.75% 12/31/25 (a)	9,035,000	9,147,938
Silversea Cruises 7.25% 2/1/25 (a)	1,885,000	2,032,030
Six Flags Entertainment Corp. 4.875% 7/31/24 (a)	1,640,000	1,662,550
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	3,055,000	3,139,318
7.25% 11/30/21 (a)	4,420,000	4,663,100
Voc Escrow Ltd. 5% 2/15/28 (a)	1,725,000	1,720,688
		28,535,674
Metals/Mining - 2.6%
Constellium NV 5.875% 2/15/26 (a)	1,195,000	1,218,900
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	2,480,000	2,573,000
7.25% 4/1/23 (a)	3,470,000	3,673,863
7.5% 4/1/25 (a)	13,075,000	14,007,248
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,965,000	1,994,475
5.125% 5/15/24 (a)	2,420,000	2,448,738
Freeport-McMoRan, Inc.:
3.55% 3/1/22	7,255,000	7,200,588
3.875% 3/15/23	1,835,000	1,823,531
4.55% 11/14/24	17,720,000	18,007,950
5.4% 11/14/34	6,570,000	6,852,510
6.75% 2/1/22	4,825,000	4,999,906
6.875% 2/15/23	4,810,000	5,278,975
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	5,360,000	5,614,600
		75,694,284
Paper - 0.1%
Louisiana-Pacific Corp. 4.875% 9/15/24	2,390,000	2,458,713
NewPage Corp. 11.375% 12/31/2014 (d)(e)	56,458,756	6
		2,458,719
Publishing/Printing - 0.0%
Clear Channel International BV 8.75% 12/15/20 (a)	765,000	802,294
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	3,350,000	3,291,375
5% 10/15/25 (a)	1,705,000	1,707,131
Golden Nugget, Inc. 6.75% 10/15/24 (a)	5,105,000	5,277,294
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	3,515,000	3,558,938
		13,834,738
Services - 3.5%
American Midstream Partners LP 8.5% 12/15/21 (a)	1,715,000	1,766,450
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	1,310,000	903,900
APX Group, Inc.:
6.375% 12/1/19	3,558,000	3,610,943
7.625% 9/1/23	4,105,000	4,412,875
7.875% 12/1/22	8,405,000	9,014,363
8.75% 12/1/20	2,690,000	2,740,438
Aramark Services, Inc.:
4.75% 6/1/26	2,810,000	2,827,563
5% 4/1/25 (a)	3,250,000	3,351,563
5.125% 1/15/24	2,405,000	2,480,156
Avantor, Inc.:
6% 10/1/24 (a)	10,315,000	10,405,256
9% 10/1/25 (a)	10,220,000	10,130,575
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,700,000	1,768,000
Corrections Corp. of America 5% 10/15/22	1,695,000	1,762,800
H&E Equipment Services, Inc. 5.625% 9/1/25 (a)	2,385,000	2,474,438
Hertz Corp. 5.5% 10/15/24 (a)	33,030,000	29,583,320
IHS Markit Ltd.:
4% 3/1/26 (a)	1,275,000	1,238,344
4.75% 2/15/25 (a)	3,010,000	3,130,400
5% 11/1/22 (a)	1,370,000	1,453,913
KAR Auction Services, Inc. 5.125% 6/1/25 (a)	2,555,000	2,590,131
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	2,470,000	2,340,325
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (a)	1,410,000	1,448,775
United Rentals North America, Inc. 5.875% 9/15/26	3,081,000	3,300,521
		102,735,049
Steel - 0.6%
ArcelorMittal SA:
7.25% 3/1/41 (c)	650,000	825,500
7.5% 10/15/39 (c)	1,352,000	1,744,080
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	2,275,000	2,439,938
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (a)	12,015,000	11,759,681
		16,769,199
Super Retail - 0.3%
Asbury Automotive Group, Inc. 6% 12/15/24	3,975,000	4,134,000
DBP Holding Corp. 7.75% 10/15/20 (a)	1,485,000	801,900
PetSmart, Inc.:
5.875% 6/1/25 (a)	1,685,000	1,299,556
8.875% 6/1/25 (a)	1,685,000	1,069,975
Sonic Automotive, Inc. 6.125% 3/15/27	1,990,000	1,975,075
		9,280,506
Technology - 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.875% 6/15/21 (a)	3,920,000	4,059,670
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	11,855,000	12,610,756
Itron, Inc. 5% 1/15/26 (a)	2,050,000	2,060,250
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,980,000	2,093,850
Micron Technology, Inc. 5.25% 1/15/24 (a)	9,815,000	10,207,600
Nuance Communications, Inc. 5.625% 12/15/26	5,330,000	5,508,022
Open Text Corp. 5.875% 6/1/26 (a)	2,800,000	2,947,000
TTM Technologies, Inc. 5.625% 10/1/25 (a)	975,000	1,001,813
		40,488,961
Telecommunications - 6.5%
Altice Financing SA:
6.625% 2/15/23 (a)	4,450,000	4,507,405
7.5% 5/15/26 (a)	13,090,000	13,597,238
Altice Finco SA:
7.625% 2/15/25 (a)	8,770,000	8,748,075
8.125% 1/15/24 (a)	14,870,000	15,316,100
Cincinnati Bell, Inc. 7% 7/15/24 (a)	1,890,000	1,823,850
CommScope Technologies Finance LLC 6% 6/15/25 (a)	2,890,000	3,040,829
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,935,000	1,973,700
5.375% 3/15/27	925,000	962,000
Frontier Communications Corp. 11% 9/15/25	14,155,000	11,076,288
GCI, Inc. 6.875% 4/15/25	3,450,000	3,674,250
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	2,450,000	2,765,438
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,275,000	2,570,875
7.5% 4/1/21	835,000	710,794
8% 2/15/24 (a)	4,960,000	5,208,000
Level 3 Financing, Inc.:
5.125% 5/1/23	2,220,000	2,225,550
5.375% 1/15/24	4,325,000	4,303,375
Neptune Finco Corp.:
6.625% 10/15/25 (a)	4,865,000	5,205,550
10.125% 1/15/23 (a)	3,750,000	4,230,469
10.875% 10/15/25 (a)	1,615,000	1,923,384
Sable International Finance Ltd. 6.875% 8/1/22 (a)	5,870,000	6,185,513
SFR Group SA:
6% 5/15/22 (a)	3,910,000	3,815,965
7.375% 5/1/26 (a)	4,640,000	4,570,400
Sprint Capital Corp. 6.875% 11/15/28	3,269,000	3,379,329
Sprint Communications, Inc. 6% 11/15/22	11,860,000	11,815,525
Sprint Corp.:
7.125% 6/15/24	7,865,000	7,973,144
7.25% 9/15/21	5,935,000	6,307,184
7.875% 9/15/23	7,920,000	8,365,500
T-Mobile U.S.A., Inc.:
6% 4/15/24	12,105,000	12,846,431
6.625% 4/1/23	11,270,000	11,712,911
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	3,650,000	4,060,625
ViaSat, Inc. 5.625% 9/15/25 (a)	3,405,000	3,383,719
Wind Tre SpA 5% 1/20/26 (a)	5,570,000	5,055,443
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	3,915,000	3,978,815
		187,313,674
Transportation Ex Air/Rail - 1.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	8,370,000	7,135,425
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	24,430,000	20,093,675
11.25% 8/15/22 (a)	5,110,000	5,173,875
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	1,175,000	1,142,688
Teekay Corp. 8.5% 1/15/20	16,760,000	17,440,456
		50,986,119
Utilities - 4.6%
Calpine Corp.:
5.25% 6/1/26 (a)	3,655,000	3,586,469
5.75% 1/15/25	6,750,000	6,395,625
Cortes NP Acquisition Corp. 9.25% 10/15/24 (a)	5,645,000	6,093,100
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	7,605,000	8,432,044
Dynegy, Inc.:
7.375% 11/1/22	987,000	1,042,667
7.625% 11/1/24	27,015,000	29,187,006
8% 1/15/25 (a)	4,715,000	5,127,563
8.125% 1/30/26 (a)	2,425,000	2,674,290
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	4,700,000	4,799,875
7% 6/15/23	9,200,000	9,499,000
InterGen NV 7% 6/30/23 (a)	26,217,000	26,085,915
NRG Energy, Inc. 5.75% 1/15/28 (a)	2,180,000	2,180,436
NRG Yield Operating LLC 5% 9/15/26	1,735,000	1,743,675
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,117,321	4,529,053
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	2,150,000	2,262,875
Talen Energy Supply LLC:
6.5% 6/1/25	8,490,000	7,067,925
10.5% 1/15/26 (a)	7,150,000	7,203,625
The AES Corp.:
5.125% 9/1/27	1,700,000	1,780,750
6% 5/15/26	3,475,000	3,734,583
		133,426,476

TOTAL NONCONVERTIBLE BONDS		2,233,347,280

TOTAL CORPORATE BONDS
(Cost $2,206,484,903)		2,255,759,628
	Shares	Value

Common Stocks - 0.3%
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc. warrants 7/29/20 (e)(g)	48,708	618,592
Motors Liquidation Co. GUC Trust (g)	49,155	447,311
UC Holdings, Inc. (e)	180,386	4,971,438

TOTAL AUTOMOTIVE & AUTO PARTS		6,037,341

Environmental - 0.0%
Tervita Corp. Class A (e)(g)	116,052	995,405
Metals/Mining - 0.0%
Aleris Corp. (e)(g)	46,900	268,517
Transportation Ex Air/Rail - 0.1%
Navios Maritime Holdings, Inc. (g)(h)	771,100	940,742
Tricer Holdco SCA:
Class A1 (e)	220,288	149,796
Class A2 (e)	220,288	149,796
Class A3 (e)	220,288	149,796
Class A4 (e)	220,288	149,796
Class A5 (e)	220,288	149,796
Class A6 (e)	220,288	149,796
Class A7 (e)	220,288	149,796
Class A8 (e)	220,288	149,796
Class A9 (e)	220,288	149,796

TOTAL TRANSPORTATION EX AIR/RAIL		2,288,906

TOTAL COMMON STOCKS
(Cost $29,581,330)		9,590,169

Preferred Stocks - 2.2%
Convertible Preferred Stocks - 0.7%
Energy - 0.5%
Chesapeake Energy Corp. Series A, 5.75%	24,700	14,316,861
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	2,700	3,035,803
Utilities - 0.1%
Dynegy, Inc. 7.00%	51,700	4,283,309

TOTAL CONVERTIBLE PREFERRED STOCKS		21,635,973

Nonconvertible Preferred Stocks - 1.5%
Environmental - 1.4%
Tervita Corp. Series A (e)(g)	4,769,117	40,905,841
Transportation Ex Air/Rail - 0.1%
Tricer Holdco SCA (e)(g)(i)	105,731,544	1,057,315

TOTAL NONCONVERTIBLE PREFERRED STOCKS		41,963,156

TOTAL PREFERRED STOCKS
(Cost $54,199,301)		63,599,129
	Principal Amount	Value

Bank Loan Obligations - 5.8%
Broadcasting - 0.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.1719% 3/2/24 (c)(f)	2,140,000	2,152,990
Building Materials - 0.1%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8178% 1/2/25 (c)(f)	3,825,000	3,852,999
Cable/Satellite TV - 0.2%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 7/28/25 (c)(f)	3,466,291	3,470,624
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/12/26 (c)(f)	910,000	916,261
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8112% 8/19/23 (c)(f)	1,735,650	1,734,209

TOTAL CABLE/SATELLITE TV		6,121,094

Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (c)(f)	340,116	343,154
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (c)(f)	784,884	791,893
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 8/8/24 (c)(f)	254,363	256,588

TOTAL CHEMICALS		1,391,635

Containers - 0.2%
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.45% 10/14/24 (c)(f)	169,575	171,271
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 2/5/23 (c)(f)	4,199,444	4,229,974

TOTAL CONTAINERS		4,401,245

Diversified Financial Services - 0.0%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (c)(f)	695,000	703,257
Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5614% 3/16/24 (c)(f)	3,922,875	3,943,902
Energy - 0.8%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3061% 12/31/22 (c)(f)	7,595,000	7,728,064
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1947% 7/29/21 (c)(f)	8,217,874	8,194,781
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3235% 4/16/21 (c)(f)	5,785,000	5,775,339

TOTAL ENERGY		21,698,184

Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (c)(f)	2,224,425	2,236,949
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 9/28/24 (c)(f)	290,000	292,134

TOTAL ENVIRONMENTAL		2,529,083

Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 8/25/21 (c)(f)	3,525,000	3,502,969
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1004% 10/30/22 (c)(f)	3,471,256	3,444,354
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 6.9485% 11/25/22 (c)(f)	5,015,342	5,018,502

TOTAL FOOD & DRUG RETAIL		11,965,825

Gaming - 0.5%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 12/22/24 (c)(f)	8,690,000	8,791,065
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 4/18/24 (c)(f)	4,532,225	4,565,084
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8754% 10/4/23 (c)(f)	1,820,774	1,841,076

TOTAL GAMING		15,197,225

Healthcare - 1.2%
Community Health Systems, Inc. Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.4788% 1/27/21 (c)(f)	2,245,292	2,201,666
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (c)(f)	4,297,555	4,308,299
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 6/30/21 (c)(f)	21,877,217	22,061,861
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 6/23/24 (c)(f)	4,254,561	4,298,426
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (c)(f)	1,208,832	1,209,207

TOTAL HEALTHCARE		34,079,459

Insurance - 0.0%
Asurion LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.5735% 8/4/25 (c)(f)	795,000	819,844
Paper - 0.1%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 3/14/22 (c)(f)	3,998,817	4,012,373
Publishing/Printing - 0.0%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 8/24/22 (c)(f)	107,996	108,377
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8704% 2/17/24 (c)(f)	2,609,535	2,623,887
Services - 0.4%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (c)(f)	1,401,488	1,408,635
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5614% 11/21/24 (c)(f)	6,610,000	6,700,888
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.0669% 4/26/24 (c)(f)	3,683,050	3,706,843

TOTAL SERVICES		11,816,366

Steel - 0.2%
Big River Steel LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.6934% 8/23/23 (c)(f)	4,513,688	4,615,245
Technology - 0.4%
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8101% 4/26/24 (c)(f)	1,601,285	1,612,622
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9026% 11/1/23 (c)(f)	4,638,238	4,681,976
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3848% 11/3/23 (c)(f)	2,428,897	2,449,713
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 1/27/23 (c)(f)	1,683,709	1,692,481

TOTAL TECHNOLOGY		10,436,792

Telecommunications - 0.6%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.33% 6/15/24 (c)(f)	883,246	864,848
Intelsat Jackson Holdings SA:
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.1947% 1/2/24 (c)(f)	960,000	971,760
Tranche B-5, term loan 6.625% 1/2/24	965,000	968,821
Radiate Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 2/1/24 (f)(j)	3,480,000	3,489,326
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 2/1/24 (c)(f)	6,902,838	6,921,337
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.125% 2/3/24 (c)(f)	2,962,613	2,968,775

TOTAL TELECOMMUNICATIONS		16,184,867

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.08% 6/22/22 (c)(f)	2,142,875	2,140,196
Utilities - 0.2%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 11/30/23 (c)(f)	4,075,420	4,116,174
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.3106% 12/14/23 (c)(f)	1,752,300	1,762,165

TOTAL UTILITIES		5,878,339

TOTAL BANK LOAN OBLIGATIONS
(Cost $163,967,241)		166,673,184

Preferred Securities - 3.4%
Banks & Thrifts - 3.1%
Bank of America Corp.:
6.1% (c)(k)	1,625,000	1,790,483
6.25% (c)(k)	3,190,000	3,523,754
Barclays Bank PLC 7.625% 11/21/22	12,860,000	14,759,110
Barclays PLC:
6.625% (c)(k)	10,845,000	11,234,589
8.25% (c)(k)	7,517,000	7,910,064
Citigroup, Inc.:
5.875% (c)(k)	3,505,000	3,699,917
6.3% (c)(k)	3,060,000	3,296,613
Credit Agricole SA:
6.625% (a)(c)(k)	5,565,000	5,804,568
7.875% (a)(c)(k)	6,146,000	7,033,495
JPMorgan Chase & Co. 6.125% (c)(k)	3,995,000	4,302,884
Lloyds Banking Group PLC 7.5% (c)(k)	6,095,000	6,925,444
Royal Bank of Scotland Group PLC:
7.5% (c)(k)	8,765,000	9,340,203
8.625% (c)(k)	7,285,000	8,189,478

TOTAL BANKS & THRIFTS		87,810,602

Energy - 0.3%
DCP Midstream Partners LP 7.375% (c)(k)	5,220,000	5,440,860
Summit Midstream Partners LP 9.5% (c)(k)	3,400,000	3,587,093

TOTAL ENERGY		9,027,953

TOTAL PREFERRED SECURITIES
(Cost $88,741,143)		96,838,555
	Shares	Value

Money Market Funds - 9.8%
Fidelity Cash Central Fund, 1.39% (l)	284,383,632	284,440,509
Fidelity Securities Lending Cash Central Fund 1.40% (l)(m)	466,040	466,087
TOTAL MONEY MARKET FUNDS
(Cost $284,896,689)		284,906,596
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $2,827,870,607)		2,877,367,261
NET OTHER ASSETS (LIABILITIES) - 0.7%		21,693,220
NET ASSETS - 100%		$2,899,060,481

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,218,335,116 or 42.0% of net assets.

 (b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,057,315 or 0.0% of net assets.

 (j) The coupon rate will be determined upon settlement of the loan after period end.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tricer Holdco SCA	12/19/16 - 12/30/17	$3,047,870

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,274,630
Fidelity Securities Lending Cash Central Fund	17,896
Total	$2,292,526

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Broadview Networks Holdings, Inc.	$3,161,995	$--	$3,630,053	$--	$(6,155,142)	$6,623,200	$--
Total	$3,161,995	$--	$3,630,053	$--	$(6,155,142)	$6,623,200	$--

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,590,030	$--	$--	$5,590,030
Energy	14,316,861	--	14,316,861	--
Financials	447,311	447,311	--	--
Industrials	45,247,467	940,742	--	44,306,725
Materials	268,517	--	--	268,517
Real Estate	3,035,803	--	3,035,803	--
Utilities	4,283,309	--	4,283,309	--
Corporate Bonds	2,255,759,628	--	2,255,759,619	9
Bank Loan Obligations	166,673,184	--	166,673,184	--
Preferred Securities	96,838,555	--	96,838,555	--
Money Market Funds	284,906,596	284,906,596	--	--
Total Investments in Securities:	$2,877,367,261	$286,294,649	$2,540,907,331	$50,165,281

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Industrials
Beginning Balance	$32,699,267
Net Realized Gain (Loss) on Investment Securities	237
Net Unrealized Gain (Loss) on Investment Securities	11,416,674
Cost of Purchases	4,613,640
Proceeds of Sales	(4,423,093)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$44,306,725
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$8,509,161
Other Investments in Securities
Beginning Balance	$8,120,958
Net Realized Gain (Loss) on Investment Securities	154,032
Net Unrealized Gain (Loss) on Investment Securities	(390,180)
Cost of Purchases	4,163,309
Proceeds of Sales	(6,190,131)
Amortization/Accretion	568
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$5,858,556
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2018	$1,080,332

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$9	Recovery value	Recovery value	0.0%	Increase
Equities	$50,165,272	Market approach	Transaction price	$0.01	Increase
		Market comparable	Discount rate	10.0% - 15.0% / 10.6%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.6 - 10.0 / 9.0	Increase
			Discount for lack of marketability	10.0% - 15.0% / 10.6%	Decrease
		Book value	Book value multiple	1.0	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

January 31, 2018

SDH-QTLY-0318
1.969440.104

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.7%
	Principal Amount	Value
Convertible Bonds - 0.4%
Broadcasting - 0.1%
DISH Network Corp. 2.375% 3/15/24 (a)	$140,000	$131,002
Utilities - 0.3%
SolarCity Corp. 1.625% 11/1/19	360,000	337,509

TOTAL CONVERTIBLE BONDS		468,511

Nonconvertible Bonds - 80.3%
Aerospace - 5.4%
Bombardier, Inc. 6.125% 1/15/23 (a)	480,000	484,200
DAE Funding LLC 4.5% 8/1/22 (a)	3,265,000	3,248,660
TransDigm, Inc. 6% 7/15/22	2,510,000	2,575,888
		6,308,748
Air Transportation - 3.3%
Air Canada 7.75% 4/15/21 (a)	540,000	606,825
Allegiant Travel Co. 5.5% 7/15/19	785,000	804,625
American Airlines Group, Inc. 5.5% 10/1/19 (a)	485,000	495,913
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,039,888
United Continental Holdings, Inc.:
4.25% 10/1/22	345,000	346,725
6% 12/1/20	45,000	48,038
6.375% 6/1/18	500,000	505,000
		3,847,014
Automotive - 0.2%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	201,015
Automotive & Auto Parts - 0.2%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	80,000	82,800
General Motors Financial Co., Inc. 2.35% 10/4/19	100,000	99,404
		182,204
Banks & Thrifts - 2.4%
Bank of America Corp. 2.625% 4/19/21	250,000	248,659
Citigroup, Inc. 2.9% 12/8/21	200,000	199,553
Citizens Bank NA 2.25% 3/2/20	250,000	247,645
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	250,000	253,120
Deutsche Bank AG 2.7% 7/13/20	250,000	248,236
Goldman Sachs Group, Inc.:
2.625% 4/25/21	100,000	99,088
2.876% 10/31/22 (b)	250,000	246,763
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	200,000	198,192
JPMorgan Chase & Co. 2.55% 3/1/21	200,000	198,883
Santander Holdings U.S.A., Inc. 3.4% 1/18/23 (a)	200,000	197,542
SunTrust Banks, Inc. 2.7% 1/27/22	200,000	197,584
Synchrony Bank 3% 6/15/22	250,000	245,964
Synovus Financial Corp. 3.125% 11/1/22	17,000	16,665
UniCredit SpA 3.75% 4/12/22 (a)	200,000	202,139
		2,800,033
Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22	496,000	505,920
Sirius XM Radio, Inc. 3.875% 8/1/22 (a)	265,000	264,006
		769,926
Cable/Satellite TV - 5.0%
Altice SA 7.75% 5/15/22 (a)	205,000	196,800
Altice U.S. Finance SA 5.375% 7/15/23 (a)	500,000	511,875
Cablevision Systems Corp. 5.875% 9/15/22	140,000	141,400
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	955,000	937,991
5.125% 2/15/23	1,800,000	1,834,875
5.125% 5/1/23 (a)	720,000	733,950
DISH DBS Corp.:
5.875% 7/15/22	1,310,000	1,303,450
5.875% 11/15/24	155,000	146,959
		5,807,300
Capital Goods - 0.2%
Roper Technologies, Inc. 2.8% 12/15/21	213,000	211,323
Chemicals - 2.4%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	60,000	60,555
3.45% 6/1/23	805,000	786,646
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	430,000	446,125
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	510,000	517,650
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	500,000	515,775
TPC Group, Inc. 8.75% 12/15/20 (a)	525,000	531,563
		2,858,314
Consumer Services - 0.2%
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	200,602
Containers - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	200,000	201,154
4.625% 5/15/23 (a)	400,000	404,000
OI European Group BV 4% 3/15/23 (a)	250,000	247,969
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.2215% 7/15/21 (a)(b)(c)	50,000	50,875
		903,998
Diversified Financial Services - 4.9%
Capital One Financial Corp. 2.5% 5/12/20	200,000	198,604
FLY Leasing Ltd. 5.25% 10/15/24	215,000	216,075
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	99,742
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	770,000	784,438
6% 8/1/20	320,000	327,504
6.25% 2/1/22 (a)	250,000	257,500
6.25% 2/1/22	2,555,000	2,631,650
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.37% 12/21/65 (a)(b)(c)	605,000	591,388
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.62% 12/21/65 (a)(b)(c)	150,000	147,563
Moody's Corp. 5.5% 9/1/20	200,000	213,207
Morgan Stanley 2.5% 4/21/21	250,000	246,865
		5,714,536
Diversified Media - 2.2%
21st Century Fox America, Inc. 4.5% 2/15/21	200,000	211,069
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,350,000	2,388,188
		2,599,257
Energy - 13.2%
Anadarko Petroleum Corp. 4.85% 3/15/21	200,000	210,022
Antero Resources Corp.:
5.125% 12/1/22	370,000	377,959
5.625% 6/1/23 (Reg. S)	235,000	243,225
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	61,425
Calfrac Holdings LP 7.5% 12/1/20 (a)	145,000	143,550
California Resources Corp. 8% 12/15/22 (a)	505,000	422,622
Cenovus Energy, Inc. 3% 8/15/22	250,000	245,639
Chesapeake Energy Corp.:
6.125% 2/15/21	43,000	44,075
8% 12/15/22 (a)	876,000	939,510
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (a)(b)(c)	220,000	219,319
Continental Resources, Inc. 4.5% 4/15/23	500,000	506,250
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,085,000	1,117,550
Ensco PLC 8% 1/31/24	1,132,000	1,164,545
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	160,000	168,400
EQT Corp. 2.5% 10/1/20	9,000	8,910
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	740,000	749,250
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	30,225
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 9.0885% 6/15/20 (a)(b)(c)	50,000	50,750
6.25% 5/1/22	265,000	267,650
Nabors Industries, Inc. 5.5% 1/15/23	143,000	143,000
NGPL PipeCo LLC 4.375% 8/15/22 (a)	20,000	20,206
Noble Holding International Ltd. 7.75% 1/15/24	171,000	158,603
NuStar Logistics LP 4.8% 9/1/20	500,000	510,000
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	30,000	30,300
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (a)	150,000	156,000
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	100,000	99,182
3.65% 6/1/22	18,000	18,038
Precision Drilling Corp.:
6.5% 12/15/21	338,000	344,760
7.75% 12/15/23	235,000	252,038
Range Resources Corp.:
5% 8/15/22	840,000	846,300
5% 3/15/23	1,715,000	1,710,713
Southwestern Energy Co. 4.1% 3/15/22	230,000	226,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125% 11/15/19	207,000	207,518
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	350,000	346,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	755,000	785,034
6.25% 10/15/22	135,000	141,988
The Williams Companies, Inc. 3.7% 1/15/23	1,505,000	1,493,713
Western Gas Partners LP 2.6% 8/15/18	200,000	200,133
Whiting Petroleum Corp. 5.75% 3/15/21	165,000	170,775
WPX Energy, Inc. 6% 1/15/22	520,000	545,839
		15,378,066
Entertainment/Film - 0.3%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	307,508	298,283
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	500,000	520,000
Food & Drug Retail - 0.1%
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	200,000	117,500
Food/Beverage/Tobacco - 1.5%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	200,000	199,284
Bat Capital Corp. 2.764% 8/15/22 (a)	250,000	245,570
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	925,000	864,875
Darling International, Inc. 5.375% 1/15/22	415,000	424,856
		1,734,585
Gaming - 2.1%
MGM Mirage, Inc. 6% 3/15/23	500,000	540,000
Scientific Games Corp.:
5% 10/15/25 (a)(d)	115,000	115,288
6.625% 5/15/21	735,000	760,725
7% 1/1/22 (a)	5,000	5,275
10% 12/1/22	500,000	548,125
Wynn Macau Ltd. 4.875% 10/1/24 (a)	500,000	495,000
		2,464,413
Healthcare - 10.2%
Abbott Laboratories 5.125% 4/1/19	200,000	206,110
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	15,000	14,250
Becton, Dickinson & Co. 2.894% 6/6/22	200,000	196,629
Community Health Systems, Inc.:
5.125% 8/1/21	320,000	298,400
6.25% 3/31/23	1,155,000	1,068,375
6.875% 2/1/22	1,065,000	759,478
Forest Laboratories, Inc. 5% 12/15/21 (a)	200,000	212,104
HCA Holdings, Inc.:
4.75% 5/1/23	300,000	311,700
6.25% 2/15/21	800,000	853,000
HealthSouth Corp. 5.125% 3/15/23	255,000	262,280
Humana, Inc. 2.5% 12/15/20	10,000	9,928
Kindred Healthcare, Inc.:
8% 1/15/20	900,000	960,188
8.75% 1/15/23	70,000	74,375
Mylan NV 3.15% 6/15/21	200,000	199,904
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	65,000	65,000
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	60,000	61,350
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	200,000	195,295
Tenet Healthcare Corp.:
4.375% 10/1/21	1,365,000	1,365,000
4.75% 6/1/20	200,000	205,000
6.75% 6/15/23	165,000	162,731
8.125% 4/1/22	485,000	500,462
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	250,000	232,931
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	960,000	954,000
5.625% 12/1/21 (a)	1,500,000	1,445,700
5.875% 5/15/23 (a)	550,000	496,650
6.5% 3/15/22 (a)	835,000	874,913
		11,985,753
Homebuilders/Real Estate - 2.9%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	300,000	306,000
D.R. Horton, Inc. 2.55% 12/1/20	14,000	13,914
DDR Corp. 4.625% 7/15/22	200,000	209,314
Healthcare Trust of America Holdings LP 2.95% 7/1/22	216,000	212,962
M/I Homes, Inc. 6.75% 1/15/21	140,000	144,900
Mattamy Group Corp. 6.875% 12/15/23 (a)	150,000	158,625
Starwood Property Trust, Inc. 3.625% 2/1/21 (a)	230,000	230,281
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (a)	75,000	76,290
Ventas Realty LP/Ventas Capital Corp. 4.75% 6/1/21	200,000	210,105
William Lyon Homes, Inc. 5.75% 4/15/19	1,835,000	1,835,000
		3,397,391
Insurance - 0.2%
American International Group, Inc. 3.3% 3/1/21	200,000	202,296
ING U.S., Inc. 2.9% 2/15/18 (b)	59,000	59,019
		261,315
Leisure - 1.1%
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	200,000	205,520
7.25% 11/30/21 (a)	1,000,000	1,055,000
		1,260,520
Metals/Mining - 3.8%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	1,110,000	1,151,625
7.25% 4/1/23 (a)	835,000	884,056
Freeport-McMoRan, Inc.:
2.375% 3/15/18	200,000	199,940
3.55% 3/1/22	1,495,000	1,483,788
3.875% 3/15/23	760,000	755,250
		4,474,659
Restaurants - 1.0%
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,225,000
Services - 0.8%
Air Lease Corp. 2.125% 1/15/20	200,000	198,040
APX Group, Inc.:
6.375% 12/1/19	370,000	375,506
8.75% 12/1/20	190,000	193,563
Corrections Corp. of America 5% 10/15/22	25,000	26,000
Hertz Corp. 7.625% 6/1/22 (a)	145,000	151,525
TransCanada PipeLines Ltd. 2.5% 8/1/22	9,000	8,837
		953,471
Super Retail - 0.1%
AutoZone, Inc. 2.5% 4/15/21	145,000	142,742
Technology - 2.6%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	20,000	20,732
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	200,000	207,163
EMC Corp. 2.65% 6/1/20	640,000	630,364
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	55,000	58,850
Micron Technology, Inc. 5.25% 1/15/24 (a)	450,000	468,000
Nuance Communications, Inc. 5.375% 8/15/20 (a)	321,000	323,408
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	700,000	706,125
4.125% 6/1/21 (a)	400,000	409,000
Sensata Technologies BV 4.875% 10/15/23 (a)	155,000	161,200
		2,984,842
Telecommunications - 5.1%
Altice Financing SA 6.625% 2/15/23 (a)	500,000	506,450
AT&T, Inc. 2.8% 2/17/21	200,000	199,329
Equinix, Inc. 5.375% 4/1/23	500,000	513,750
Frontier Communications Corp. 10.5% 9/15/22	175,000	144,594
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	505,000	570,019
Inmarsat Finance PLC 4.875% 5/15/22 (a)	275,000	272,938
SFR Group SA 6% 5/15/22 (a)	1,115,000	1,088,184
Sprint Communications, Inc.:
6% 11/15/22	2,380,000	2,371,075
9% 11/15/18 (a)	115,000	120,250
T-Mobile U.S.A., Inc. 4% 4/15/22	225,000	229,359
		6,015,948
Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	875,000	745,938
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	265,000	217,963
		963,901
Utilities - 6.2%
Calpine Corp. 6% 1/15/22 (a)	1,800,000	1,856,880
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	558,000	618,683
Dominion Resources, Inc. 4.104% 4/1/21	250,000	257,478
DPL, Inc. 6.75% 10/1/19	441,000	465,255
Dynegy, Inc. 5.875% 6/1/23	1,300,000	1,329,250
Exelon Corp. 3.497% 6/1/22 (b)	250,000	251,709
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	635,000	648,494
InterGen NV 7% 6/30/23 (a)	170,000	169,150
NRG Energy, Inc. 6.625% 1/15/27	75,000	79,125
The AES Corp. 4.875% 5/15/23	1,315,000	1,346,560
Williams Partners LP 5.25% 3/15/20	200,000	210,152
		7,232,736

TOTAL NONCONVERTIBLE BONDS		93,815,395

TOTAL CORPORATE BONDS
(Cost $93,777,480)		94,283,906
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd.
(Cost $301,607)	6,468	75,029
	Principal Amount	Value

Bank Loan Obligations - 12.5%
Aerospace - 1.0%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3646% 6/9/23 (b)(c)	872,924	880,361
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.6662% 8/22/24 (b)(c)	338,300	340,932

TOTAL AEROSPACE		1,221,293

Air Transportation - 0.9%
American Airlines, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 3.5538% 10/10/21 (b)(c)	346,212	347,437
3 month U.S. LIBOR + 2.000% 3.5595% 12/14/23 (b)(c)	297,000	297,947
United Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7723% 4/1/24 (b)(c)	362,263	363,733

TOTAL AIR TRANSPORTATION		1,009,117

Building Materials - 0.2%
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.1934% 10/17/23 (b)(c)	277,205	279,805
Cable/Satellite TV - 1.6%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/12/26 (b)(c)	55,000	55,378
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.7202% 1/31/26 (b)(c)	304,238	292,576
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8095% 9/30/25 (b)(c)	365,000	365,759
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8112% 8/19/23 (b)(c)	493,763	493,353
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.5669% 1/19/21 (b)(c)	143,913	144,520
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.0595% 4/15/25 (b)(c)	530,000	529,518

TOTAL CABLE/SATELLITE TV		1,881,104

Chemicals - 0.1%
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2/8/25 (c)(e)	10,000	10,088
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	21,163	21,352
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	48,837	49,273

TOTAL CHEMICALS		80,713

Containers - 0.3%
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/18/25 (c)(e)	30,000	30,333
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 2/5/23 (b)(c)	306,133	308,358

TOTAL CONTAINERS		338,691

Diversified Financial Services - 0.1%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.5361% 9/9/22 (b)(c)	100,000	98,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2861% 9/10/21 (b)(c)	24,313	24,404

TOTAL DIVERSIFIED FINANCIAL SERVICES		123,154

Energy - 0.6%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9362% 12/31/21 (b)(c)	100,000	113,250
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3061% 12/31/22 (b)(c)	160,000	162,803
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.954% 8/23/21 (b)(c)	200,000	213,876
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(f)	64,824	65,310
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.5595% 3/1/24 (b)(c)	100,000	100,208

TOTAL ENERGY		655,447

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8095% 12/15/22 (b)(c)	278,575	279,480
Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	144,638	145,452
Food & Drug Retail - 0.2%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (b)(c)	217,359	215,842
Food/Beverage/Tobacco - 0.1%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 5/24/24 (b)(c)	74,625	75,060
Gaming - 0.9%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 4/18/24 (b)(c)	283,575	285,631
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.57% 10/20/24 (b)(c)	460,000	462,875
3 month U.S. LIBOR + 7.000% 8.57% 10/20/25 (b)(c)	155,000	155,775
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 8/14/24 (b)(c)	129,675	130,342

TOTAL GAMING		1,034,623

Insurance - 0.3%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (b)(c)	4,988	5,067
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 5/16/24 (b)(c)	354,113	355,617

TOTAL INSURANCE		360,684

Leisure - 0.1%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2/1/24 (c)(e)	55,000	55,193
Publishing/Printing - 0.2%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 8/24/22 (b)(c)	194,873	195,559
Services - 0.9%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.7288% 6/13/25 (b)(c)	20,000	20,115
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (b)(c)	84,788	85,220
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.5735% 3/11/25 (b)(c)	135,000	136,125
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9959% 6/21/24 (b)(c)	492,525	498,460
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 4/7/21 (b)(c)	363,276	364,940

TOTAL SERVICES		1,104,860

Super Retail - 0.5%
Red Ventures LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.569% 11/8/25 (b)(c)	112,375	113,148
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.569% 11/8/24 (b)(c)	458,850	463,897

TOTAL SUPER RETAIL		577,045

Technology - 2.0%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.0669% 9/15/20 (b)(c)	413,699	415,871
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.33% 6/1/22 (b)(c)	300,770	302,650
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 2/15/24 (b)(c)	537,095	540,854
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9026% 11/1/23 (b)(c)	391,057	394,745
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.83% 1/20/24 (b)(c)	183,982	179,199
3 month U.S. LIBOR + 9.000% 10.58% 1/20/25 (b)(c)	105,000	101,194
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5669% 7/13/23 (b)(c)	444,375	447,708

TOTAL TECHNOLOGY		2,382,221

Telecommunications - 1.8%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 7/15/25 (b)(c)	148,875	146,922
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.6959% 2/22/24 (b)(c)	335,000	336,397
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 2/1/24 (b)(c)	372,188	373,185
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.1235% 11/1/24 (b)(c)	495,000	501,499
3 month U.S. LIBOR + 8.250% 9.8735% 11/1/25 (b)(c)	165,000	167,063
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5223% 7/31/25 (b)(c)	451,588	432,960
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.125% 2/3/24 (b)(c)	114,138	114,375

TOTAL TELECOMMUNICATIONS		2,072,401

Utilities - 0.4%
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/28/24 (b)(c)	130,000	131,625
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.454% 5/24/22 (b)(c)	362,263	363,545

TOTAL UTILITIES		495,170

TOTAL BANK LOAN OBLIGATIONS
(Cost $14,473,396)		14,582,914

Bank Notes - 0.4%
Compass Bank 2.875% 6/29/22	250,000	245,027
Regions Bank 7.5% 5/15/18	250,000	253,881
TOTAL BANK NOTES
(Cost $503,074)		498,908

Preferred Securities - 0.8%
Banks & Thrifts - 0.8%
Citigroup, Inc.:
5.95% (b)(g)	$100,000	$107,032
5.95% (b)(g)	10,000	10,712
Royal Bank of Scotland Group PLC 7.5% (b)(g)	800,000	852,500
TOTAL PREFERRED SECURITIES
(Cost $895,947)		970,244
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.39% (h)
(Cost $4,725,359)	4,724,623	4,725,567
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $114,676,863)		115,136,568
NET OTHER ASSETS (LIABILITIES) - 1.5%		1,713,730
NET ASSETS - 100%		$116,850,298

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,295,281 or 31.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Level 3 security

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$44,532
Total	$44,532

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$75,029	$75,029	$--	$--
Corporate Bonds	94,283,906	--	94,283,906	--
Bank Loan Obligations	14,582,914	--	14,517,604	65,310
Bank Notes	498,908	--	498,908	--
Preferred Securities	970,244	--	970,244	--
Money Market Funds	4,725,567	4,725,567	--	--
Total Investments in Securities:	$115,136,568	$4,800,596	$110,270,662	$65,310

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018